UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09143

Eaton Vance Florida Municipal Income Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2005

Item 1. Reports to Stockholders

Annual Report November 30, 2005

EATON VANCE
MUNICIPAL
INCOME
TRUSTS

CLOSED-END FUNDS:

California

Florida

Massachusetts

Michigan

New Jersey

New York

Ohio

Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at
1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipal Income Trusts as of November 30, 2005

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition

California	3
Florida	4
Massachusetts	5
Michigan	6
New Jersey	7
New York	8
Ohio	9
Pennsylvania	10

Financial Statements	11

Federal Tax Information	67

Dividend Reinvestment Plan	68

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	70

Management and Organization	72

Eaton Vance Municipal Income Trusts as of November of 30, 2005

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Eaton Vance Municipal Income Trusts (the “Trusts”) are designed to provide current income exempt from regular federal income tax and state personal income taxes. This income is earned by investing primarily in investment grade state municipal securities.

Economic and Market Conditions

The economy expanded at a 4.3% pace in the third quarter of 2005, up from the 3.3% growth rate of the second quarter. Despite high energy prices, rising mortgage rates and a persistent tightening by the Federal Reserve, the economy continued to expand and to create jobs – 200,000 in November 2005 alone. Recent economic data suggest that the hurricanes that pummeled the Gulf Coast region in late summer and early fall did not have a significant effect on the nation’s overall economy. The economy appeared to be performing much the way it was prior to the hurricanes – in both the manufacturing and service sectors – with little evidence of inflationary pressures. Moreover, worries about a pickup in inflation appear to have waned recently, as prices for crude oil, gasoline and jet fuel have backed off their previous highs.

Investor sentiment regarding the Fed’s monetary policy appears to have shifted in recent months as investors have begun to anticipate the end of the Fed’s series of interest rate hikes (which began in June 2004). The improved investor sentiment has likely accounted, in part, for the improved performance of the financial markets in the fourth quarter of 2005.

The municipal market continued to be adversely affected by strong primary market supply. Municipal issuers are collectively in the midst of their characteristic year-end rush to bring issues to market. As a result, the municipal market may see a record supply of new issuance for 2006. Combined with lackluster retail demand, the large supply pressures pushed tax-exempt yields to more attractive levels. At November 30, 2005, long-term AAA-rated insured municipal bonds yielded 98% of U.S. Treasury bonds with similar maturities.*

For the year ended November 30, 2005, the Lehman Brothers Municipal Bond Index† (the “Index”) posted a modest gain of 3.88%. The Index is an unmanaged index commonly used as a broad measure of municipal bond performance. While offering some insights into the overall performance of the municipal market, the Index is broadly based and is not necessarily reflective of the performance of a fund that invests primarily in municipal bonds issued by a particular state. For information about each Trust’s performance and the performance of funds in the same Lipper classification as the Trust, see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Trusts invest primarily in bonds with maturities of 20 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve over the past 18 months — with shorter-maturity yields rising as longer-maturity yields declined slightly — the long end of the curve was an attractive place to be positioned. However, given the leveraged nature of the Trusts, the flattening yield curve has negatively affected the borrowing costs associated with the leverage. As borrowing costs have risen, the income generated by the Trusts has declined. Please see the Performance Information and Portfolio Compostion pages that follow for a description of each Trust’s leverage as of November 30, 2005.

During the year ended November 30, 2005, the Federal Reserve has raised short-term interest rates at regular intervals, commodities prices have raised significantly, and yet the economy has grown at a solid pace with low to moderate inflation. In this environment, we continued to maintain a somewhat cautious outlook on interest rates and adjusted the Trusts’ durations accordingly. Duration measures a bond fund’s sensitivity to changes in interest rates.

During the past year, credit spreads, which measure the difference in yield between higher-risk bonds and lower risk bonds, have narrowed. As a result, the lower-rated bonds owned by the Trusts have performed well and made an important contribution to performance. Where prudent, we have taken advantage of the narrow credit spreads in an effort to lower the Trusts’ exposure to credit risk.

We continued to focus on finding relative value within the marketplace — in issuer names, coupons, maturites, and sectors. Relative value trading, which seeks to capitalize on undervalued securities that may have been overlooked, has enhanced the returns of the Trusts during the past year.

Finally, we continued to closely monitor call protection in the Trusts. Call protection remains an important strategic consideration for municipal bond investors, especially since refinancing activity has increased over the past 12 months.

*    Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Trust’s yield.

†    It is not possible to invest directly in an Index. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Past performance is no guarantee of future results.

Trust shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance California Municipal Income Trust as of November 30, 2005

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/05(1)

Average Annual Total Return (by share price, American Stock Exchange)

One Year	-4.34%
Five Years	9.93
Life of Trust (1/29/99)	4.88

Average Annual Total Return (by net asset value)

One Year	8.72%
Five Years	9.92
Life of Trust (1/29/99)	6.77

Index Performance(2)

Lehman Brothers Municipal Bond Index

One Year	3.88%
Five Years	5.92
Life of Trust (1/31/99)	5.12

Lipper Averages(3)

Lipper California Municipal Debt Funds Classification

One Year	7.43%
Five Years	7.23
Life of Trust (1/31/99)	5.68

Market Yields

Market Yield(4)	5.90%
Taxable Equivalent Market Yield(5)	10.01%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Rating Distribution(6),(7)

By total investments

Fund Statistics(7)

• Number of Issues:	88
• Average Maturity:	23.2 years
• Effective Maturity:	10.5 years
• Average Rating:	AA-
• Average Call:	9.5 years
• Average Dollar Price:	$94.05
• Leverage:*	34%

* The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.(2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.(3) The Lipper Average is the average total return of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and average total return of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification contained 26, 15, and 14 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only.(4) The Trust’s market yield is calculated by dividing the last dividend per share of the fiscal year by the Of share price at the end of the period and annualizing the result.(5) Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures (6) As of 11/30/05. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.(7) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Florida Municipal Income Trust as of November 30, 2005

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/05(1)

Average Annual Total Return (by share price, American Stock Exchange)

One Year	-1.25%
Five Years	13.23
Life of Trust (1/29/99)	5.52

Average Annual Total Return (by net asset value)

One Year	6.98%
Five Years	9.82
Life of Trust (1/29/99)	6.54

Index Performance(2)

Lehman Brothers Municipal Bond Index

One Year	3.88%
Five Years	5.92
Life of Trust (1/31/99)	5.12

Lipper Averages(3)

Lipper Florida Municipal Debt Funds Classification Average

One Year	5.55%
Five Years	7.18
Life of Trust (1/31/99)	5.41

Market Yields

Market Yield(4)	5.75%
Taxable Equivalent Market Yield(5)	8.85%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Rating Distribution(6),(7)

By total investments

Fund Statistics(7)

• Number of Issues:	81
• Average Maturity:	24.0 years
• Effective Maturity:	8.3 years
• Average Rating:	AA
• Average Call:	5.8 years
• Average Dollar Price:	$ 100.82
• Leverage:*	35%

* The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. (2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Average is the average total return of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Florida Municipal Debt Funds Classification contained 17, 11, and 11 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only. (4) The Trust’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 35.00% federal tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) As of 11/30/05. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2005

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/05(1)

Average Annual Total Return (by share price, American Stock Exchange)

One Year	-6.89%
Five Years	13.25
Life of Trust (1/29/99)	5.98

Average Annual Total Return (by net asset value)

One Year	7.02%
Five Years	10.65
Life of Trust (1/29/99)	6.46

Index Performance(2)

Lehman Brothers Municipal Bond Index

One Year	3.88%
Five Years	5.92
Life of Trust (1/31/99)	5.12

Lipper Averages(3)

Lipper Other States Municipal Debt Funds Classification Average

One Year	5.49%
Five Years	7.76
Life of Trust (1/31/99)	5.82

Market Yields

Market Yield(4)	5.33%
Taxable Equivalent Market Yield(5)	8.66%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Rating Distribution (6)(7)

By total investments

Fund Statistics(7)

• Number of Issues:	61
• Average Maturity:	26.2 years
• Effective Maturity:	12.5 years
• Average Rating:	AA
• Average Call:	10.7 years
• Average Dollar Price:	$105.15
• Leverage:*	34%

* The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. (2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Average is the average total return of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 43, 18, and 18 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only. (4) The Trust’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) As of 11/30/05. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Michigan Municipal Income Trust as of November 30, 2005

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/05(1)

Average Annual Total Return (by share price, American Stock Exchange)

One Year	-13.87%
Five Years	12.12
Life of Trust (1/29/99)	4.66

Average Annual Total Return (by net asset value)

One Year	5.62%
Five Years	9.22
Life of Trust (1/29/99)	6.10

Index Performance(2)

Lehman Brothers Municipal Bond Index

One Year	3.88%
Five Years	5.92
Life of Trust (1/31/99)	5.12

Lipper Averages(3)

Lipper Michigan Municipal Debt Funds Classification Average

One Year	5.25%
Five Years	7.73
Life of Trust (1/31/99)	5.75

Market Yields

Market Yield(4)	5.90%
Taxable Equivalent Market Yield(5)	9.45%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Rating Distribution(6),(7)

By total investments

Fund Statistics(7)

• Number of Issues:	56
• Average Maturity:	21.9 years
• Effective Maturity:	6.5 years
• Average Rating:	AA-
• Average Call:	5.7 years
• Average Dollar Price:	$101.88
• Leverage:*	35%

* The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks

(including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. (2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Average is the average total return of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification contained 7, 5, and 5 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only. (4) The Trust’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the period and annualizing the result.(5) Taxable-equivalent figure assumes a maximum 37.54% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) As of 11/30/05. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2005

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/05(1)

Average Annual Total Return (by share price, American Stock Exchange)

One Year	-4.22%
Five Years	12.58
Life of Trust (1/29/99)	5.42

Average Annual Total Return (by net asset value)

One Year	7.58%
Five Years	10.42
Life of Trust (1/29/99)	6.48

Index Performance(2)

Lehman Brothers Municipal Bond Index

One Year	3.88%
Five Years	5.92
Life of Trust (1/31/99)	5.12

Lipper Averages(3)

Lipper New Jersey Municipal Debt Funds Classification Average

One Year	6.59%
Five Years	7.89
Life of Trust (1/31/99)	5.75

Market Yields

Market Yield(4)	5.52%
Taxable Equivalent Market Yield(5)	9.33%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. fluctuate so that shares, when sold, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust's current performance may be lower or higher only; due to market volatility, the Trust's current performance may be lower or higher than the quoted return.

Rating Distribution(6),(7)

By total investments

Fund Statistics(7)

• Number of Issues:	57
• Average Maturity:	24.4 years
• Effective Maturity:	10.8 years
• Average Rating:	A+
• Average Call:	9.8 years
• Average Dollar Price:	$96.49
• Leverage:*	35%

* The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market risks price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. (2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Average is the average total return of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification contained 13, 8, and 8 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only. (4) The Trust’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) As of 11/30/05. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance New York Municipal Income Trust as of November 30, 2005

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/05(1)

Average Annual Total Return (by share price, American Stock Exchange)

One Year	3.81%
Five Years	14.03
Life of Trust (1/29/99)	6.43

Average Annual Total Return (by net asset value)

One Year	7.62%
Five Years	10.70
Life of Trust (1/29/99)	7.11

Index Performance(2)

Lehman Brothers Municipal Bond Index

One Year	3.88%
Five Years	5.92
Life of Trust (1/31/99)	5.12

Lipper Averages(3)

Lipper New York Municipal Debt Funds Classification Average

One Year	7.27%
Five Years	7.26
Life of Trust (1/31/99)	5.59

Market Yields

Market Yield(4)	6.06%
Taxable Equivalent Market Yield(5)	10.10%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Trust performance during certain periods reflects the strong bond market performance and/or the strong performance of bonds held during those periods. This performance is not typical and may not be repeated. Performance is for the stated time period is not typical and may not be repeated. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Rating Distribution(6),(7)

By total investments

Fund Statistics(7)

• Number of Issues:	72
• Average Maturity:	24.0 years
• Effective Maturity:	11.3 years
• Average Rating:	A+
• Average Call:	8.6 years
• Average Dollar Price:	$104.04
• Leverage:*	34%

* The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares.

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. (2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Average is the average total return of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification contained 20, 9, and 8 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only. (4) The Trust’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 40.01% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) As of 11/30/05. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Ohio Municipal Income Trust as of November 30, 2005

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/05(1)

Average Annual Total Return (by share price, American Stock Exchange)

One Year	-10.31%
Five Years	11.25
Life of Trust (1/29/99)	5.35

Average Annual Total Return (by net asset value)

One Year	5.11%
Five Years	9.74
Life of Trust (1/29/99)	6.14

Index Performance(2)

Lehman Brothers Municipal Bond Index

One Year	3.88%
Five Years	5.92
Life of Trust (1/31/99)	5.12

Lipper Averages(3)

Lipper Other States Municipal Debt Funds Classification Average

One Year	5.49%
Five Years	7.76
Life of Trust (1/31/99)	5.82

Market Yields

Market Yield(4)	5.72%
Taxable Equivalent Market Yield(5)	9.51%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust's current performance may be lower or higher than the quoted return.

Rating Distribution(6),(7)

By total investments

Fund Statistics(7)

• Number of Issues:	61
• Average Maturity:	22.0 years
• Effective Maturity:	9.0 years
• Average Rating:	AA
• Average Call:	7.7 years
• Average Dollar Price:	$101.33
• Leverage:*	35%

* The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares.  (2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only.  (3) The Lipper Average is the average total return of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 43, 18, and 18 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only.  (4) The Trust’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the period and annualizing the result.  (5) Taxable-equivalent figure assumes a maximum 39.88% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.  (6) As of 11/30/05. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust.  (7) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2005

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Trust Performance as of 11/30/05(1)

Average Annual Total Return (by share price, American Stock Exchange)

One Year	0.39%
Five Years	13.57
Life of Trust (1/29/99)	5.92

Average Annual Total Return (by net asset value)

One Year	6.27%
Five Years	9.45
Life of Trust (1/29/99)	6.14

Index Performance(2)

Lehman Brothers Municipal Bond Index

One Year	3.88%
Five Years	5.92
Life of Trust (1/31/99)	5.12

Lipper Averages(3)

Lipper Pennsylvania Municipal Debt Funds Classification Average

One Year	5.60%
Five Years	7.89
Life of Trust (1/31/99)	5.94

Market Yields

Market Yield(4)	6.14%
Taxable Equivalent Market Yield(5)	9.75%

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Trust’s current performance may be lower or higher than the quoted return.

Rating Distribution(6),(7)

By total investments

Fund Statistics(7)

• Number of Issues:	64
• Average Maturity:	21.7 years
• Effective Maturity:	6.2 years
• Average Rating:	AA
• Average Call:	5.3 years
• Average Dollar Price:	$104.06
• Leverage:*	35%

* The leverage amount is a percentage of the Trust’s total assets. The Trust uses leverage through the issuance of preferred shares. Use of financial leverage creates an opportunity for increased income, but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market risks price of common shares).

(1) Returns are historical and are calculated by determining the percentage change in share price or net asset value with all distributions reinvested. The Trust’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Trust, market conditions, fluctuations in supply and demand for the Trust’s shares, or changes in Trust distributions. Performance results reflect the effect of leverage resulting from the Trust’s issuance of Auction Preferred Shares. (2) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month-end only. (3) The Lipper Average is the average total return of the funds that are in the same Lipper Classification as the Trust. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification contained 9, 6, and 5 funds for the 1-year, 5-year, and Life-Of-Trust time periods, respectively. Lipper Averages are available as of month-end only. (4) The Trust’s market yield is calculated by dividing the last dividend per share of the fiscal year by the share price at the end of the period and annualizing the result. (5) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. (6) As of 11/30/05. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Trust. (7) Portfolio information may not be representative of the Trust’s current or future investments and may change due to active management.

Eaton Vance California Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 153.1%
Principal Amount (000's omitted)	Security	Value
Education — 11.7%
$1,000	California Educational Facilities Authority, (Dominican University), 5.75%, 12/1/30	$1,029,570
2,770	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	2,798,392
500	California Educational Facilities Authority, (Pepperdine University), 5.00%, 11/1/29	514,470
1,850	California Educational Facilities Authority, (Santa Clara University), 5.00%, 9/1/23	1,986,844
4,000	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31	4,076,320
2,500	San Diego County, Certificates of Participation, (University of San Diego), 5.375%, 10/1/41	2,577,750
		$12,983,346
Electric Utility — 2.3%
$2,500	Chula Vista, (AMT), 5.00%, 12/1/27(1)	$2,523,625
		$2,523,625
Escrowed / Prerefunded — 6.1%
$2,000	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 12/1/09, 6.25%, 12/1/34	$2,229,500
960	California Statewide Communities Development Authority, (Corporate Fund for Housing), Prerefunded to 12/1/09, 6.50%, 12/1/29	964,541
500	California Statewide Communities Development Authority, (Corporate Fund for Housing), Prerefunded to 12/1/09, 7.25%, 12/1/34	499,695
1,750	Capistrano Unified School District, Prerefunded to 9/1/09, 5.75%, 9/1/29	1,922,655
1,000	Corona-Norco Unified School District Public Financing Authority, Prerefunded to 9/1/10, 6.125%, 9/1/31	1,110,600
		$6,726,991
General Obligations — 6.5%
$2,250	California, 5.00%, 6/1/34	$2,294,955
1,100	California, 5.25%, 4/1/30	1,150,710
3,500	California, 5.50%, 11/1/33	3,766,595
		$7,212,260

Principal Amount (000's omitted)	Security	Value
Hospital — 22.6%
$2,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$2,525,950
850	California Health Facilities Financing Authority, Variable Rate, 6.59%, 11/15/34(2)(3)	867,637
750	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	780,375
4,900	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	4,966,101
1,650	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,710,571
1,750	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,793,417
1,500	California Statewide Communities Development Authority, (Sutter Health), 5.50%, 8/15/28	1,569,570
1,500	Duarte, COP, (City of Hope), 5.25%, 4/1/24(4)	1,522,530
1,000	Stockton Health Facilities Authority, (Dameron Hospital), 5.70%, 12/1/14	1,043,950
2,000	Tahoe Forest Hospital District, 5.85%, 7/1/22	2,065,440
2,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	2,081,380
2,000	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,021,380
2,000	Washington Township, Health Care District, 5.25%, 7/1/29	2,050,940
		$24,999,241
Housing — 1.1%
$763	Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$797,917
436	Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	449,420
		$1,247,337
Industrial Development Revenue — 1.2%
$1,250	California Pollution Control Financing Authority, (Mobil Oil Corp.), (AMT), 5.50%, 12/1/29	$1,297,238
		$1,297,238
Insured-Education — 8.7%
$6,510	California Educational Facilities Authority, (Loyola Marymount University), (MBIA), 0.00%, 10/1/33	$1,625,156
3,270	California Educational Facilities Authority, (Pooled College and University), (MBIA), 5.10%, 4/1/23	3,426,600
3,000	California State University, (AMBAC), 5.00%, 11/1/33	3,081,960
1,500	California State University, (FGIC), 4.75%, 5/15/37	1,502,865
		$9,636,581

See notes to financial statements

Eaton Vance California Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 10.9%
$3,250	California Pollution Control Financing Authority, (Southern California Edison Co.), (MBIA), (AMT), 5.55%, 9/1/31	$3,454,165
2,500	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	2,653,000
4,000	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.29%, 7/1/29(2)(3)	4,519,360
665	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.187%, 7/1/29(2)(5)	794,515
500	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 10.095%, 7/1/16(2)(5)	697,430
		$12,118,470
Insured-Escrowed / Prerefunded — 8.9%
$5,130	Foothill/Eastern Transportation Corridor Agency, (FSA), Escrowed to Maturity, 0.00%, 1/1/26	$1,974,640
250	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.824%, 7/1/28(2)(3)	272,120
945	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.243%, 7/1/28(2)(5)	1,070,420
6,000	San Francisco, (Bay Area Rapid Transportation District), (FGIC), Prerefunded to 7/1/09, 5.50%, 7/1/34	6,497,220
		$9,814,400
Insured-General Obligations — 13.9%
$1,650	California RITES, (AMBAC), Variable Rate, 10.593%, 5/1/26(2)(5)	$2,039,945
1,000	California, (AMBAC), 4.25%, 3/1/28	933,920
1,000	California, (AMBAC), 4.50%, 5/1/28	977,170
2,500	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27(2)(5)	2,961,075
1,600	San Diego Unified School District, (MBIA), Variable Rate, 10.095%, 7/1/24(2)(5)	2,308,480
3,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	3,120,720
7,995	Sweetwater, Union High School District, (Election 2000), (FSA), 0.00%, 8/1/25	3,079,354
		$15,420,664
Insured-Hospital — 4.4%
$3,200	California Statewide Communities Development Authority, (Children's Hospital Los Angeles), (MBIA), 5.25%, 8/15/29(4)(6)	$3,371,936
1,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 10.853%, 8/15/27(2)(5)	1,539,081
		$4,911,017

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 10.6%
$10,750	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/25	$4,163,690
6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/17	3,851,445
11,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/28	3,771,885
		$11,787,020
Insured-Special Tax Revenue — 3.7%
$3,880	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$1,302,128
2,070	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	434,762
17,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	2,376,260
		$4,113,150
Insured-Transportation — 14.9%
$5,000	Alameda Corridor Transportation Authority, (AMBAC), 0.00%, 10/1/29	$1,539,700
8,000	Alameda Corridor Transportation Authority, (MBIA), 0.00%, 10/1/31	2,188,800
3,250	Los Angeles County Metropolitan Transportation Authority, (AMBAC), 4.50%, 7/1/32	3,147,008
2,500	Los Angeles County Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	2,641,050
1,400	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,435,868
2,515	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.663%, 7/1/28(2)(5)	2,804,200
10,000	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/32	2,713,200
		$16,469,826
Lease Revenue / Certificates of Participation — 4.0%
$4,000	Sacramento Financing Authority, 5.40%, 11/1/20	$4,378,400
		$4,378,400
Other Revenue — 1.4%
$1,470	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	$1,580,324
		$1,580,324

See notes to financial statements

Eaton Vance California Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue — 19.2%
$1,500	Bonita Canyon Public Facilities Financing Authority, 5.375%, 9/1/28	$1,507,455
1,545	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	1,593,219
1,665	Corona, Public Financing Authority, 5.80%, 9/1/20	1,667,031
1,590	Fontana Redevelopment Agency, (Jurupa Hills), 5.60%, 10/1/27	1,655,906
500	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	504,860
1,325	Lincoln Public Financing Authority, Improvement Bond Act of 1915 (Twelve Bridges), 6.20%, 9/2/25	1,386,639
420	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.75%, 9/1/24	429,001
750	Moreno Valley Unified School District, (Community School District No. 2003-2), 5.90%, 9/1/29	766,178
750	Murrieta Valley Unified School District, 6.20%, 9/1/35	795,578
2,460	Oakland Joint Powers Financing Authority, 5.40%, 9/2/18	2,572,324
995	Oakland Joint Powers Financing Authority, 5.50%, 9/2/24	1,041,188
700	Rancho Cucamonga Public Financing Authority, 6.00%, 9/2/20	728,014
1,195	Roseville Special Tax, 6.30%, 9/1/25	1,298,810
1,325	San Pablo Redevelopment Agency, 5.65%, 12/1/23	1,392,085
1,500	Santa Margarita Water District, 6.20%, 9/1/20	1,598,385
250	Santaluz Community Facilities District No. 2, 6.10%, 9/1/21	253,560
500	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	506,210
500	Turlock Public Financing Authority, 5.45%, 9/1/24	507,220
1,000	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	1,037,560
		$21,241,223
Transportation — 1.0%
$1,170	Port Redwood City, (AMT), 5.125%, 6/1/30	$1,127,330
		$1,127,330
Total Tax-Exempt Investments — 153.1% (identified cost $159,827,184)		$169,588,443
Other Assets, Less Liabilities — 0.2%		$194,100
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (53.3)%		$(59,022,619)
Net Assets Applicable to Common Shares — 100.0%		$110,759,924

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 49.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 15.7% of total investments.

(1)  When-issued security.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $19,874,263 or 17.9% of the Trust's net assets applicable to common shares.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 157.4%
Principal Amount (000's omitted)	Security	Value
Education — 1.6%
$1,000	Volusia County Educational Facilities Authority, (Embry Riddle Aeronautical), 5.75%, 10/15/29	$1,037,940
		$1,037,940
Electric Utilities — 3.2%
$2,000	Jacksonville Electric Authority, Variable Rate, 6.91%, 10/1/32(1)(2)	$2,054,380
		$2,054,380
Escrowed / Prerefunded — 6.0%
$500	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33	$617,980
1,000	Northern Palm Beach County Improvement District, (Water Control and Improvement), Prerefunded to 8/1/09, 6.00%, 8/1/25	1,081,840
2,000	Seminole County, Water and Sewer, Prerefunded to 10/1/09, 5.375%, 10/1/22	2,154,300
		$3,854,120
General Obligations — 2.6%
$350	Florida Board of Education, 4.75%, 6/1/28	$351,624
1,250	Florida, Variable Rate, 6.71%, 7/1/27(1)(2)	1,339,800
		$1,691,424
Health Care-Miscellaneous — 0.3%
$160	Osceola County IDA Community Provider Pooled Loan, 7.75%, 7/1/17	$160,134
		$160,134
Hospital — 15.1%
$2,000	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36(3)	$1,982,580
1,250	Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36	1,309,725
1,750	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,820,227
2,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	2,126,200
1,000	South Miami Health Facility Authority, (Baptist Health), 5.25%, 11/15/33	1,027,870
1,400	West Orange Health Care District, 5.80%, 2/1/31	1,464,834
		$9,731,436

Principal Amount (000's omitted)	Security	Value
Housing — 2.2%
$800	Escambia County Housing Finance Authority, SFM, (Multi-County Program), (AMT), 5.50%, 10/1/31	$819,176
500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), 7.75%, 8/15/20	584,250
		$1,403,426
Industrial Development Revenue — 3.5%
$845	Broward County IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	$787,603
1,000	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,009,800
650	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	463,248
		$2,260,651
Insured-Electric Utilities — 12.6%
$1,600	Burke County Development Authority (Georgia Power Co.), (MBIA), (AMT), 5.45%, 5/1/34(4)	$1,610,224
1,100	Guam Power Authority, (MBIA), 5.125%, 10/1/29	1,157,365
1,700	JEA, (FSA), 4.75%, 10/1/34	1,709,163
2,750	Jupiter Island, Utility System, (South Martin Regional Utility), (MBIA), 5.00%, 10/1/28	2,808,410
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.29%, 7/1/29(1)(2)	847,380
		$8,132,542
Insured-Escrowed / Prerefunded — 4.8%
$650	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	$727,123
1,165	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 10.163%, 7/1/26(1)(5)	1,265,866
1,000	Tampa Bay Water Utility System, (FGIC), Prerefunded to 10/1/11, 5.75%, 10/1/29	1,110,820
		$3,103,809
Insured-General Obligations — 2.8%
$1,500	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27(1)(5)	$1,776,645
		$1,776,645
Insured-Hospital — 7.5%
$1,000	Coral Gables Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	$1,030,180
1,000	Maricopa County IDA, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37	1,042,340

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital (continued)
$1,350	Miami Dade County Health Facilities Authority, (Miami Children's Hospital), (AMBAC), 5.125%, 8/15/26	$1,400,274
30	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	34,202
1,250	South Miami Health Facility Authority, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,307,213
		$4,814,209
Insured-Housing — 1.7%
$1,100	Broward County Housing Finance Authority, Multifamily Housing, (Venice Homes Apartments), (FSA), (AMT), 5.70%, 1/1/32(4)	$1,120,394
		$1,120,394
Insured-Miscellaneous — 11.8%
$4,000	Miami-Dade County, (Professional Sport Franchise), (MBIA), 4.75%, 10/1/30	$4,009,160
3,500	Orange County Tourist Development, (AMBAC), 5.125%, 10/1/30	3,626,035
		$7,635,195
Insured-Special Tax Revenue — 18.0%
$970	Dade County, Special Obligation Residual Certificates, (AMBAC), Variable Rate, 8.535%, 10/1/35(1)(5)	$1,016,754
2,250	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	2,302,988
1,470	Miami Beach Resort Tax, (AMBAC), 6.25%, 10/1/22	1,809,820
3,040	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/35	651,107
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	911,900
5,610	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	916,169
1,395	Miami-Dade County, Special Obligation, (MBIA), 5.00%, 10/1/37	1,408,978
4,300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,003,577
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	604,820
1,000	Sumter Landing Community Development District, (Recreational Revenue), (MBIA), 4.75%, 10/1/35	991,270
		$11,617,383
Insured-Transportation — 19.1%
$2,250	Florida Ports Financing Commission, (FGIC), (AMT), 5.50%, 10/1/29	$2,375,213
3,700	Florida Turnpike Authority, (Department of Transportation), (FGIC), 4.50%, 7/1/27(6)	3,617,342

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$1,500	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 9.236%, 10/1/18(1)(5)	$1,657,755
500	Lee County Airport, (FSA), (AMT), 5.75%, 10/1/25	535,955
650	Lee County Airport, (FSA), (AMT), 6.00%, 10/1/29	706,745
1,000	Miami-Dade County Expressway Authority, (FGIC), 5.125%, 7/1/29	1,036,690
1,000	Orlando and Orange County Expressway Authority, (FGIC), 5.00%, 7/1/28	1,020,260
1,250	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,377,900
		$12,327,860
Insured-Water and Sewer — 25.5%
$3,000	Marco Island Utility System, (MBIA), 5.00%, 10/1/33	$3,088,950
1,500	Miami Beach Storm Water, (FGIC), 5.375%, 9/1/30	1,596,780
1,000	Okeechobee Utility Authority, (FSA), 5.00%, 10/1/25	1,037,950
1,250	Saint Petersburg Public Utilities, (FSA), 5.00%, 10/1/28	1,276,550
4,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	4,211,120
1,500	Tampa Bay Water Utility System, (FGIC), Variable Rate, 6.21%, 10/1/27(1)(2)	1,549,110
3,650	Winter Haven Utilities System, (MBIA), 4.75%, 10/1/28	3,661,826
		$16,422,286
Nursing Home — 2.7%
$785	Okaloosa County Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	$717,160
265	Orange County Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	272,537
735	Orange County Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	756,947
		$1,746,644
Senior Living / Life Care — 2.3%
$1,500	Lee County IDA, (Shell Point Village), 5.50%, 11/15/29	$1,513,215
		$1,513,215
Special Tax Revenue — 14.1%
$100	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/21	$100,182
500	Covington Park Community Development District, (Capital Improvements), 5.00%, 5/1/31	493,955
550	Dupree Lakes Community Development District, 5.00%, 11/1/10	549,857
325	Heritage Harbour South Community Development District, 6.20%, 5/1/35	341,656

See notes to financial statements

Eaton Vance Florida Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$325	Heritage Harbour South Community Development District, (Capital Improvements), 5.40%, 11/1/08	$326,732
805	Heritage Springs Community Development District, 6.75%, 5/1/21	824,610
375	Longleaf Community Development District, 6.65%, 5/1/20	385,650
465	Longleaf Community Deveolpment District, 6.65%, 5/1/20	479,917
690	North Springs Improvement District, (Heron Bay), 7.00%, 5/1/19	708,678
1,000	River Hall Community Development District, (Capital Improvement), 5.45%, 5/1/36	1,009,020
500	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	510,385
600	Sterling Hill Community Development District, 6.20%, 5/1/35	627,762
500	Stoneybrook West Community Development District, 7.00%, 5/1/32	535,105
855	University Square Community Development District, 6.75%, 5/1/20	925,025
460	Vista Lakes Community Development District, 7.20%, 5/1/32	495,494
735	Waterlefe Community Development District, 6.95%, 5/1/31	789,618
		$9,103,646
Total Tax-Exempt Investments — 157.4% (identified cost $96,003,623)		$101,507,339
Other Assets, Less Liabilities — (2.3)%		$(1,506,039)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.1)%		$(35,500,000)
Net Assets Applicable to Common Shares — 100.0%		$64,501,300

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 66.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.9% to 24.3% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $11,507,690 or 17.8% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

(3)  When-issued security.

(4)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 149.7%
Principal Amount (000's omitted)	Security	Value
Education — 21.3%
$500	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$509,615
2,000	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	2,097,960
500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	525,895
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	610,368
500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.25%, 7/1/31	521,205
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,587,705
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	1,030,220
1,000	Massachusetts HEFA, (Boston College), 5.125%, 6/1/33	1,034,210
500	Massachusetts IFA, (Babson College), 5.25%, 10/1/27	511,100
400	Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28	407,964
		$8,836,242
Electric Utilities — 2.6%
$1,000	Massachusetts IFA, (Devens Electric System), 6.00%, 12/1/30	$1,060,490
		$1,060,490
Escrowed / Prerefunded — 4.9%
$400	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$458,404
1,000	Massachusetts HEFA, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	1,126,290
1,000	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 0.00%, 7/1/20	441,250
		$2,025,944
General Obligations — 2.9%
$875	Dover and Sherborn, Regional School District, 5.00%, 5/15/23	$920,430
250	Massachusetts, 5.25%, 8/1/28	278,930
		$1,199,360

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous — 3.0%
$510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	$517,793
700	Massachusetts HEFA, (Learning Center for Deaf Children), 6.125%, 7/1/29	705,873
		$1,223,666
Hospital — 14.4%
$1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	$1,079,480
1,000	Massachusetts HEFA, (Baystate Medical Center), 5.75%, 7/1/33	1,049,890
400	Massachusetts HEFA, (Berkshire Health System), 6.25%, 10/1/31	421,464
105	Massachusetts HEFA, (Central New England Health Systems), 6.30%, 8/1/18	105,147
1,100	Massachusetts HEFA, (Covenant Health), 6.00%, 7/1/31	1,167,870
2,000	Massachusetts HEFA, (South Shore Hospital), 5.75%, 7/1/29	2,125,200
		$5,949,051
Industrial Development Revenue — 1.7%
$695	Massachusetts IFA, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$715,919
		$715,919
Insured-Education — 18.1%
$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39(1)	$1,155,280
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	1,087,890
1,000	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	1,120,110
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,675,808
850	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 6.97%, 10/1/27(2)(3)	917,643
1,000	Massachusetts HEFA, (Northeastern University), (MBIA), 5.00%, 10/1/29	1,025,610
500	Massachusetts HEFA, (UMass-Worcester Campus), (FGIC), 5.25%, 10/1/31	526,735
		$7,509,076
Insured-Electric Utilities — 1.9%
$750	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29	$798,690
		$798,690

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 6.6%
$2,500	Massachusetts State Special Obligation - Convention Center, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	$2,731,150
		$2,731,150
Insured-General Obligations — 9.2%
$1,000	Massachusetts, (AMBAC), Variable Rate, 10.055%, 8/1/30(2)(4)	$1,481,050
500	Plymouth, (MBIA), 5.25%, 10/15/20	536,960
900	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27(2)(4)	1,065,987
740	Sandwich, (MBIA), 4.50%, 7/15/29	732,630
		$3,816,627
Insured-Hospital — 0.6%
$250	Massachusetts HEFA, (Lahey Clinic Medical Center), (FGIC), 4.50%, 8/15/35	$238,177
		$238,177
Insured-Miscellaneous — 12.9%
$2,000	Boston Convention Center, (AMBAC), 5.00%, 5/1/27	$2,054,580
2,750	Massachusetts Development Finance Agency, (WGBH), (AMBAC), 5.75%, 1/1/42	3,301,402
		$5,355,982
Insured-Special Tax Revenue — 6.3%
$1,500	Martha's Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,543,470
720	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	241,632
385	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	80,862
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	302,410
3,250	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	454,285
		$2,622,659
Insured-Transportation — 10.0%
$1,020	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/29	$327,797
1,500	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.25%, 1/1/29	1,553,955
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 8.643%, 1/1/37(2)(4)	1,139,798
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.663%, 7/1/28(2)(4)	1,114,990
		$4,136,540

Principal Amount (000's omitted)	Security	Value
Nursing Home — 2.7%
$500	Boston, IDA (Alzheimers Center), (FHA), 6.00%, 2/1/37	$522,200
600	Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29	603,054
		$1,125,254
Senior Living / Life Care — 3.6%
$1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	$1,469,235
		$1,469,235
Special Tax Revenue — 8.6%
$1,000	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 4.50%, 7/1/35	$960,610
1,000	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.00%, 7/1/28	1,084,550
1,350	Massachusetts Bay Transportation Authority, (Sales Tax Revenue), 5.25%, 7/1/30	1,511,474
		$3,556,634
Transportation — 5.9%
$1,350	Massachusetts Bay Transportation Authority, Variable Rate, 6.72%, 3/1/27(2)(3)	$1,431,959
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	991,750
		$2,423,709
Water and Sewer — 12.5%
$2,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$2,055,200
2,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,110,180
965	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	1,021,954
		$5,187,334
Total Tax-Exempt Investments — 149.7% (identified cost $58,383,649)		$61,981,739
Other Assets, Less Liabilities — 2.2%		$916,990
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.9)%		$(21,503,235)
Net Assets Applicable to Common Shares — 100.0%		$41,395,494

See notes to financial statements

Eaton Vance Massachusetts Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 43.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 17.6% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $7,151,427 or 17.3% of the Trust's net assets applicable to common shares.

(3)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 155.2%
Principal Amount (000's omitted)	Security	Value
Education — 5.8%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.90%, 12/1/27	$1,281,212
540	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	545,416
		$1,826,628
Electric Utilities — 7.4%
$1,250	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$1,295,337
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,035,620
		$2,330,957
Escrowed / Prerefunded — 4.4%
$500	Kent Hospital Finance Authority, (Spectrum Health), Prerefunded to 7/15/11, 5.50%, 1/15/31	$548,705
750	Michigan Hospital Finance Authority, (Ascension Health Care), Prerefunded to 11/15/09, 6.125%, 11/15/26	827,685
		$1,376,390
General Obligations — 20.2%
$500	East Grand Rapids Public Schools, 5.00%, 5/1/25	$519,930
500	Garden City School District, 5.00%, 5/1/26	513,700
5,335	Grand Rapids and Kent County Joint Building Authority, 0.00%, 12/1/29	1,635,871
1,000	Manistee Area Public Schools, 5.00%, 5/1/24	1,042,660
750	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	770,827
1,000	White Cloud Public Schools, 5.125%, 5/1/31	1,029,240
800	Woodhaven Brownstown School District, 5.125%, 5/1/32	826,632
		$6,338,860
Health Care-Miscellaneous — 0.7%
$220	Pittsfield Township EDC, (Arbor Hospice), 7.875%, 8/15/27	$230,912
		$230,912
Hospital — 30.5%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$530,355
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	127,917
125	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	128,422

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$500	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	$506,700
500	Mecosta County, (Michigan General Hospital), 6.00%, 5/15/18	512,110
1,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	1,016,600
450	Michigan Hospital Finance Authority, (Chelsea Community Hospital), 5.00%, 5/15/37	440,010
1,000	Michigan Hospital Finance Authority, (Henry Ford Health), 5.25%, 11/15/20	1,019,000
1,000	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,005,800
750	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	786,472
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	783,105
1,000	Michigan Hospital Finance Authority, (Trinity Health), 6.00%, 12/1/27	1,088,110
750	Royal Oak Hospital Finance Authority, (William Beaumount Hospital), 5.25%, 1/1/20	765,675
800	Saginaw Hospital Finance Authority, (Covenant Medical Center), 6.50%, 7/1/30	864,352
		$9,574,628
Industrial Development Revenue — 9.7%
$1,000	Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$1,015,850
800	Dickinson County Economic Development Corp., (International Paper Co.), 5.75%, 6/1/16	844,760
750	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.625%, 12/1/12(1)	750,015
625	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	432,294
		$3,042,919
Insured-Education — 0.8%
$250	Central Michigan University, (AMBAC), 4.75%, 10/1/29	$252,433
		$252,433
Insured-Electric Utilities — 5.0%
$1,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$1,048,180
500	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	519,655
		$1,567,835

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 22.9%
$1,000	Central Montcalm Public Schools, (MBIA), Prerefunded to 5/1/09, 6.00%, 5/1/29	$1,082,160
2,000	Fenton Area Public Schools, (FGIC), Prerefunded to 5/1/08, 5.00%, 5/1/24	2,076,120
2,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25(2)	2,191,940
600	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 10.163%, 7/1/26(3)(4)	651,948
600	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.824%, 7/1/28(3)(5)	653,088
455	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.243%, 7/1/28(3)(4)	515,388
		$7,170,644
Insured-General Obligations — 8.9%
$650	Detroit School District, (FGIC), 4.75%, 5/1/28	$654,141
200	Eaton Rapids Public Schools, (MBIA), 4.75%, 5/1/25	201,466
700	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27(3)(4)	829,101
1,000	St. Johns Public Schools, (FGIC), 5.10%, 5/1/25	1,095,550
		$2,780,258
Insured-Hospital — 6.7%
$1,000	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (MBIA), 5.25%, 11/15/35	$1,033,520
1,000	Saginaw Hospital Finance Authority, (Covenant Medical Center), (MBIA), 5.50%, 7/1/24	1,062,080
		$2,095,600
Insured-Sewer Revenue — 5.1%
$550	Detriot Sewer Disposal, (MBIA), 5.00%, 7/1/30	$570,114
1,000	Detroit Sewer Disposal, (FGIC), 5.125%, 7/1/31	1,032,070
		$1,602,184
Insured-Special Tax Revenue — 7.4%
$2,250	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (MBIA), 5.00%, 12/1/30	$2,316,263
		$2,316,263
Insured-Student Loan — 3.3%
$1,000	Michigan Higher Education Student Loan Authority Revenue, (AMBAC), (AMT), 5.50%, 6/1/25(6)	$1,031,250
		$1,031,250

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 8.9%
$670	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.663%, 7/1/28(3)(4)	$747,043
2,000	Wayne Charter County Airport, Residual Certificates, (MBIA), (AMT), Variable Rate, 6.71%, 12/1/28(3)(5)	2,036,100
		$2,783,143
Insured-Water Revenue — 5.4%
$1,650	Detroit Water Supply System, (FGIC), 5.00%, 7/1/30	$1,688,247
		$1,688,247
Lease Revenue / Certificates of Participation — 0.8%
$250	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$255,865
		$255,865
Transportation — 1.3%
$375	Kent County Airport Facility, Variable Rate, 10.16%, 1/1/25(3)(5)	$397,058
		$397,058
Total Tax-Exempt Investments — 155.2% (identified cost $45,201,454)		$48,662,074
Other Assets, Less Liabilities — 0.6%		$195,259
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.8)%		$(17,500,000)
Net Assets Applicable to Common Shares — 100.0%		$31,357,333

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance Michigan Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 47.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 20.6% of total investments.

(1)  When-issued security.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $5,829,726 or 18.6% of the Trust's net assets applicable to common shares.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

(5)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

(6)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 152.6%
Principal Amount (000's omitted)	Security	Value
Education — 6.9%
$1,420	New Jersey Educational Facilities Authority, (Bloomfield College), 6.85%, 7/1/30	$1,444,012
3,250	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	3,334,663
		$4,778,675
Electric Utilities — 9.7%
$5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$5,143,700
1,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	1,586,955
		$6,730,655
Escrowed / Prerefunded — 5.9%
$3,935	New Jersey Educational Facilities Authority, (Princeton University), Prerefunded to 7/1/10, 5.00%, 7/1/20	$4,102,434
		$4,102,434
General Obligations — 5.2%
$3,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	$3,597,195
		$3,597,195
Hospital — 24.9%
$2,750	Camden County, Improvements Authority, (Cooper Health), 5.75%, 2/15/34	$2,873,200
1,035	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	1,101,623
2,140	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/27	2,166,022
1,765	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	1,811,878
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	2,123,200
750	New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 6.50%, 7/1/21	820,718
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,123,300
1,450	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	1,598,770
1,900	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 6.00%, 7/1/20	1,977,140
600	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	667,758
		$17,263,609

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 9.7%
$1,000	Gloucester County, Improvements Authority, (Waste Management, Inc.), (AMT), 7.00%, 12/1/29	$1,104,390
3,000	Middlesex County Pollution Control Authority, (Amerada Hess Corp.), 6.05%, 9/15/34	3,208,410
1,000	New Jersey EDA, (Anheuser-Busch), (AMT), 5.85%, 12/1/30	1,021,670
750	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	622,193
750	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	779,565
		$6,736,228
Insured-Education — 2.6%
$1,600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 8.595%, 7/1/33(1)(2)	$1,794,880
		$1,794,880
Insured-Electric Utilities — 1.9%
$1,250	Vineland, (Electric Utility), (MBIA), (AMT), 5.25%, 5/15/26	$1,297,038
		$1,297,038
Insured-Escrowed / Prerefunded — 5.3%
$1,580	New Jersey EDA, (FSA), Prerefunded to 5/1/09, Variable Rate, 9.334%, 5/1/17(1)(2)	$1,846,277
1,500	New Jersey Turnpike Authority, RITES, (MBIA), Prerefunded to 1/1/10, Variable Rate, 10.124%, 1/1/30(1)(2)	1,847,745
		$3,694,022
Insured-Gas Utilities — 7.2%
$5,000	New Jersey EDA, (New Jersey Natural Gas Co.), (FGIC), 4.90%, 10/1/40	$5,028,000
		$5,028,000
Insured-General Obligations — 13.5%
$3,500	Irvington Township, (FSA), 0.00%, 7/15/24	$1,465,310
5,500	Irvington Township, (FSA), 0.00%, 7/15/25	2,181,080
750	Madison Boro, Board of Education, (MBIA), 4.75%, 7/15/35	756,015
1,596	Stafford Township, (MBIA), 3.00%, 7/1/30	1,216,439
1,400	Washington Township, Board of Education, Gloucester County, (FSA), 5.25%, 1/1/27	1,567,524
1,945	Washington Township, Board of Education, Gloucester County, (FSA), 5.25%, 1/1/28	2,178,439
		$9,364,807

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Housing — 5.3%
$3,390	New Jersey Housing and Mortgage Finance Agency, (FSA), (AMT), 5.05%, 5/1/34	$3,401,492
230	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing, (FSA), 5.75%, 5/1/25	240,102
		$3,641,594
Insured-Lease Revenue / Certificates of Participation — 1.4%
$1,000	Gloucester County, Improvements Authority, (MBIA), 4.75%, 9/1/30	$1,004,200
		$1,004,200
Insured-Special Tax Revenue — 7.0%
$7,100	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/27	$2,488,834
6,000	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/25(3)	2,346,120
		$4,834,954
Insured-Transportation — 16.1%
$1,000	Delaware River Port Authority, (FSA), 5.625%, 1/1/26	$1,068,430
3,250	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	3,485,105
1,250	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Variable Rate, 8.56%, 1/1/37(1)(2)	1,360,400
4,000	Port Authority of New York and New Jersey, (JFK International Terminal), (MBIA), (AMT), 5.75%, 12/1/25	4,151,160
1,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,128,182
		$11,193,277
Insured-Water and Sewer — 6.7%
$5,000	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/27	$1,730,750
10,000	Rahway Valley Sewerage Authority, (MBIA), 0.00%, 9/1/30	2,935,200
		$4,665,950
Nursing Home — 3.0%
$1,000	New Jersey EDA, (Masonic Charity Foundation), 5.50%, 6/1/31	$1,059,230
965	New Jersey EDA, (Victoria Health), 5.20%, 12/20/36	1,012,854
		$2,072,084

Principal Amount (000's omitted)	Security	Value
Other Revenue — 4.7%
$7,200	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$444,168
6,100	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	201,605
950	Tobacco Settlement Financing Corp., 6.75%, 6/1/39	1,060,941
1,250	Tobacco Settlement Financing Corp., Variable Rate, 10.555%, 6/1/39(1)(4)(5)	1,541,950
		$3,248,664
Senior Living / Life Care — 2.5%
$1,700	New Jersey EDA, (Fellowship Village), 5.50%, 1/1/25	$1,706,375
		$1,706,375
Special Tax Revenue — 5.4%
$750	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	$770,280
1,310	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	1,374,347
1,500	New Jersey EDA, (Cigarette Tax), Variable Rate, 7.89%, 6/15/34(1)(4)	1,632,525
		$3,777,152
Transportation — 7.7%
$1,600	Port Authority of New York and New Jersey, Variable Rate, 9.709%, 3/1/28(1)(2)	$2,175,424
2,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	1,966,900
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,203,423
		$5,345,747
Total Tax-Exempt Investments — 152.6% (identified cost $99,773,259)		$105,877,540
Other Assets, Less Liabilities — 2.2%		$1,512,011
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.8)%		$(38,014,568)
Net Assets Applicable to Common Shares — 100.0%		$69,374,983

AGC - Assured Guaranty Corp.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

See notes to financial statements

Eaton Vance New Jersey Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 43.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 21.0% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $12,199,201 or 17.6% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

(5)  Security is subject to a shortfall and forbearance agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 151.1%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.3%
$1,150	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$1,134,406
		$1,134,406
Education — 9.3%
$1,000	Dutchess County IDA, (Marist College), 5.00%, 7/1/20	$1,026,940
1,200	Hempstead IDA, (Adelphi University), 4.50%, 10/1/24	1,163,580
600	Hempstead IDA, (Adelphi University), 5.00%, 10/1/35	610,932
4,980	Hempstead IDA, (Hofstra University Civic Facilities), 5.00%, 7/1/33	5,055,148
		$7,856,600
Electric Utilities — 17.8%
$2,000	Long Island Power Authority, 5.50%, 12/1/23	$2,105,700
1,655	Long Island Power Authority, Electric System Revenue, 5.25%, 12/1/26	1,729,028
1,000	Long Island Power Authority, Electric System Revenue, 5.375%, 9/1/25	1,066,160
4,100	New York Power Authority, 5.25%, 11/15/40	4,292,495
1,500	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,543,110
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,071,240
2,100	Suffolk County IDA, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,152,437
		$14,960,170
Escrowed / Prerefunded — 6.0%
$200	New York City IDA, Ohel Children's Home Project, Prerefunded to 3/15/22, 6.25%, 8/15/22	$215,728
4,385	New York Dormitory Authority, (Court Facility), Prerefunded to 5/15/10, 6.00%, 5/15/39	4,859,895
		$5,075,623
General Obligations — 10.5%
$6,000	New York City, 5.25%, 9/15/33	$6,279,720
2,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	2,569,425
		$8,849,145
Health Care-Miscellaneous — 6.3%
$1,250	New York City IDA, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,220,287

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous (continued)
$1,300	New York City IDA, Civic Facility Revenue, Ohel Children's Home, 6.25%, 8/15/22	$1,177,228
100	Suffolk County IDA, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	108,299
140	Suffolk County IDA, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	151,618
2,600	Westchester County IDA, (Children's Village), 5.375%, 3/15/19	2,628,990
		$5,286,422
Hospital — 16.8%
$220	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	$231,161
485	Chautauqua County IDA, (Womans Christian Association), 6.40%, 11/15/29	504,933
1,250	Fulton County IDA, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,230,100
1,500	Monroe County IDA, (Highland Hospital of Rochester), 5.00%, 8/1/25	1,524,630
400	Nassau County IDA, Civic Facility Revenue, (North Shore Health System), 6.25%, 11/1/21	434,600
2,700	New York City Health and Hospital Corp., (Health System), 5.25%, 2/15/17	2,795,607
300	New York City Health and Hospital Corp., (Health System), 5.375%, 2/15/26	310,038
1,500	New York Dormitory Authority Revenue, (Lenox Hill Hospital), 5.50%, 7/1/30	1,477,065
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,079,760
1,250	Oneida County IDA, (St. Elizabeth Hospital), 5.75%, 12/1/19	1,280,012
2,105	Suffolk County IDA, Civic Facility, (Huntington Hospital), 6.00%, 11/1/22	2,252,771
		$14,120,677
Housing — 5.2%
$3,000	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	$3,082,620
1,250	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	1,265,650
		$4,348,270
Industrial Development Revenue — 11.0%
$1,000	Liberty Development Corp., (Residuals), Variable Rate, 9.285%, 10/1/35(1)(2)	$1,306,800
1,500	New York City IDA, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	1,525,380

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$2,440	New York City IDA, (Liberty-IAC), 5.00%, 9/1/35	$2,434,193
775	Onondaga County IDA, (Aero Syracuse Cargo), (AMT), 6.125%, 1/1/32	793,933
2,500	Onondaga County IDA, (Anheuser-Busch), (AMT), 6.25%, 12/1/34	2,683,700
550	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	552,145
		$9,296,151
Insured-Education — 4.8%
$1,000	Madison County IDA, (Colgate University), (MBIA), 5.00%, 7/1/39	$1,029,360
1,200	New York Dormitory Authority, (Cooper Union), (MBIA), 6.25%, 7/1/29	1,314,264
900	New York Dormitory Authority, (New York University), (MBIA), Variable Rate, 15.835%, 7/1/27(2)(3)	1,737,387
		$4,081,011
Insured-Escrowed / Prerefunded — 7.5%
$1,000	Metropolitan Transportation Authority of New York, Escrowed to Maturity, (FGIC), 4.75%, 7/1/26	$1,014,970
1,400	Metropolitan Transportation Authority of New York, Escrowed to Maturity, (FGIC), 4.75%, 7/1/26	1,420,958
1,000	New York City, Trust for Cultural Resources, (Museum of History), Prerefunded to 7/1/09, (AMBAC), Variable Rate, 10.689%, 7/1/29(2)(3)	1,215,520
1,175	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.824%, 7/1/28(2)(4)	1,278,964
1,190	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.243%, 7/1/28(2)(3)	1,347,937
		$6,278,349
Insured-General Obligations — 2.5%
$1,750	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27(2)(3)	$2,072,752
		$2,072,752
Insured-Hospital — 6.8%
$5,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/23(5)(6)	$5,704,800
		$5,704,800

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 7.6%
$1,500	New York Convention Center, (AMBAC), 4.75%, 11/15/45	$1,489,065
3,050	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	1,023,580
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,107,810
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	341,299
12,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	1,858,080
1,800	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	544,338
		$6,364,172
Insured-Transportation — 12.0%
$2,325	Monroe County Airport Authority, (MBIA), (AMT), Variable Rate, 8.367%, 1/1/17(2)(4)	$2,906,041
2,735	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29(6)	2,893,247
1,750	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), Variable Rate, 7.874%, 4/1/29(2)(4)	1,952,493
400	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	379,068
1,950	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,999,959
		$10,130,808
Insured-Water Revenue — 4.0%
$3,500	New York Environmental Facilities Corp., (MBIA), 4.25%, 6/15/28	$3,331,510
		$3,331,510
Other Revenue — 3.4%
$1,285	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,326,338
1,250	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.188%, 10/1/32(2)(3)	1,537,013
		$2,863,351
Senior Living / Life Care — 3.0%
$1,450	Mount Vernon IDA, (Wartburg Senior Housing, Inc. - Meadowview), 6.20%, 6/1/29	$1,482,669
1,000	Suffolk County IDA, (Jeffersons Ferry), 7.20%, 11/1/19	1,083,240
		$2,565,909

See notes to financial statements

Eaton Vance New York Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation — 15.3%
$1,000	Metropolitan Transportation Authority of New York, 5.00%, 11/15/35(7)	$1,022,420
6,000	Metropolitan Transportation Authority of New York, 5.25%, 11/15/32	6,296,040
1,300	Port Authority of New York and New Jersey, (AMT), Variable Rate, 6.265%, 6/15/33(2)(4)	1,258,738
333	Port Authority of New York and New Jersey, (AMT), Variable Rate, 7.769%, 12/1/34(2)(3)	319,074
1,800	Port Authority of New York and New Jersey, Variable Rate, 9.709%, 3/1/28(2)(3)	2,447,352
1,550	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	1,524,348
		$12,867,972
Total Tax-Exempt Investments — 151.1% (identified cost $120,578,963)		$127,188,098
Other Assets, Less Liabilities — 1.8%		$1,525,949
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (52.9)%		$(44,519,759)
Net Assets Applicable to Common Shares — 100.0%		$84,194,288

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 29.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 16.4% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2004.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $19,380,071 or 23.0% of the Trust's net assets applicable to common shares.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(6)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(7)  When-issued security.

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 154.2%
Principal Amount (000's omitted)	Security	Value
Bond Bank — 0.8%
$325	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	$322,660
		$322,660
Cogeneration — 1.4%
$385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$387,764
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	206,922
		$594,686
Education — 3.7%
$1,500	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 6.72%, 10/1/29(1)(2)	$1,559,790
		$1,559,790
Electric Utilities — 3.7%
$500	Clyde Electric System Revenue, (AMT), 6.00%, 11/15/14	$520,705
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,035,620
		$1,556,325
Escrowed / Prerefunded — 9.1%
$1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	$1,120,370
1,000	Franklin County, (Childrens Hospital), Prerefunded to 5/1/09, 5.20%, 5/1/29	1,072,340
1,530	Hamilton City School District, Prerefunded to 12/01/09, 5.625%, 12/1/24	1,666,461
		$3,859,171
Hospital — 17.4%
$550	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$577,065
1,500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	1,558,755
600	Highland County, (Joint Township Hospital District), 6.75%, 12/1/29	630,126
400	Mahoning County Hospital Facility, (Forum Health Obligation Group), 6.00%, 11/15/32	425,584
1,250	Parma Community General Hospital Association, 5.35%, 11/1/18	1,290,800

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,750	Parma Community General Hospital Association, 5.375%, 11/1/29	$1,787,030
1,000	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	1,087,480
		$7,356,840
Industrial Development Revenue — 13.9%
$1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,011,493
1,300	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	1,369,355
1,350	Ohio Environmental Facilities, (Ford Motor Co.), (AMT), 5.75%, 4/1/35	1,110,699
2,250	Ohio Water Development Authority, (Anheuser-Busch), (AMT), 6.00%, 8/1/38	2,357,797
		$5,849,344
Insured-Education — 5.7%
$1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), 5.50%, 12/1/30	$1,079,000
1,250	University of Cincinnati, (FGIC), 5.25%, 6/1/24	1,338,075
		$2,417,075
Insured-Electric Utilities — 4.6%
$2,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	$801,440
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,137,480
		$1,938,920
Insured-Escrowed / Prerefunded — 7.5%
$245	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29(3)	$254,489
1,000	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/22	1,111,390
1,500	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 8.22%, 1/1/29(1)(2)	1,783,860
		$3,149,739
Insured-General Obligations — 20.2%
$2,455	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/30	$715,903
1,255	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/33	310,449

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/31	$1,032,950
500	Lima City School District, (AMBAC), 6.00%, 12/1/22	564,625
1,015	Marysville, Exempt Village School District, (FSA), 5.00%, 12/1/29	1,056,757
1,000	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27(1)(4)	1,184,430
400	Puerto Rico, (MBIA), Variable Rate, 10.095%, 7/1/20(1)(4)	570,928
2,860	Springfield City School District, Clark County, (FGIC), 5.20%, 12/1/23	3,079,791
		$8,515,833
Insured-Hospital — 6.8%
$255	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29(3)	$264,876
1,000	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.00%, 5/15/32	1,026,760
1,500	Hamilton County, (Cincinnati Childrens Hospital), (FGIC), 5.125%, 5/15/28	1,561,035
		$2,852,671
Insured-Industrial Development Revenue — 2.4%
$1,000	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	$1,002,250
		$1,002,250
Insured-Lease Revenue / Certificates of Participation — 8.0%
$1,500	Cleveland, Certificates of Participation, (Cleveland Stadium), (AMBAC), 5.25%, 11/15/22	$1,573,005
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 8.804%, 6/1/24(1)(4)	774,852
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	1,023,670
		$3,371,527
Insured-Special Tax Revenue — 13.3%
$2,000	Delaware County, Sewer District, (MBIA), 4.75%, 12/1/24	$2,029,340
2,000	Hamiliton County Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	2,106,040
2,235	Hamilton County Sales Tax Revenue, (AMBAC), 0.00%, 12/1/28	740,254
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	735,600
		$5,611,234

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 9.3%
$500	Cleveland Airport System Revenue, (FSA), 5.00%, 1/1/31	$509,300
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	1,152,450
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	1,151,300
1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), Variable Rate, 8.663%, 7/1/28(1)(4)	1,114,990
		$3,928,040
Lease Revenue / Certificates of Participation — 3.2%
$1,300	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$1,370,213
		$1,370,213
Other Revenue — 2.9%
$1,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 10.188%, 10/1/32(1)(4)	$1,229,610
		$1,229,610
Pooled Loans — 10.5%
$530	Cleveland-Cuyahoga County Port Authority, (Myers University), 5.60%, 5/15/25	$545,206
550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	563,508
1,020	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,066,808
1,065	Rickenbacker Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	1,130,040
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,113,750
		$4,419,312
Special Tax Revenue — 5.3%
$600	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$635,154
1,400	Cuyahoga County, Economic Development, (Shaker Square), 6.75%, 12/1/30	1,602,776
		$2,237,930
Transportation — 2.0%
$875	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/34	$869,033
		$869,033
Water and Sewer — 2.5%
$1,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	$1,039,660
		$1,039,660

See notes to financial statements

Eaton Vance Ohio Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Value
Total Tax-Exempt Investments — 154.2% (identified cost $60,885,492)	$65,051,863
Other Assets, Less Liabilities — 1.5%	$643,003
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.7)%	$(23,501,766)
Net Assets Applicable to Common Shares — 100.0%	$42,193,100

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 50.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.8% to 18.6% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $8,218,460 or 19.5% of the Trust's net assets applicable to common shares.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 153.0%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 5.3%
$425	Carbon County IDA, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$455,362
500	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	501,500
500	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19	502,035
675	Pennsylvania EDA, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	671,868
		$2,130,765
Education — 1.5%
$600	Philadelphia HEFA, (Chestnut Hill College), 6.00%, 10/1/29	$611,304
		$611,304
Electric Utilities — 3.1%
$600	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	$638,088
600	York County IDA, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	631,854
		$1,269,942
Escrowed / Prerefunded — 4.0%
$1,500	Pennsylvania HEFA, (Drexel University), Prerefunded to 5/1/09, 6.00%, 5/1/29	$1,619,715
		$1,619,715
Health Care-Miscellaneous — 5.5%
$600	Allegheny County IDA, (Residential Resources, Inc.), 6.50%, 9/1/21	$634,176
1,500	Chester County HEFA, (Devereux Foundation), 6.00%, 11/1/29	1,569,165
		$2,203,341
Hospital — 13.0%
$750	Lancaster County Hospital Authority, 5.50%, 3/15/26	$782,002
1,250	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,277,812
500	Monroe County Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	529,080
360	Montgomery County Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	374,602

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$850	Pennsylvania HEFA, (UPMC Health System), 6.00%, 1/15/31	$921,188
800	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	832,448
500	Washington County Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	531,460
		$5,248,592
Industrial Development Revenue — 7.8%
$500	New Morgan IDA, (New Morgan Landfill), (AMT), 6.50%, 4/1/19	$498,225
1,000	Pennsylvania EDA, (Proctor & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,082,780
500	Pennsylvania EDA, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	494,125
1,550	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	1,072,089
		$3,147,219
Insured-Education — 22.1%
$1,900	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32(1)	$2,000,035
1,000	Northampton County HEFA, (Lafayette College), (MBIA), 5.00%, 11/1/27	1,023,510
1,000	Pennsylvania HEFA, (Bryn Mawr College), (AMBAC), 5.125%, 12/1/29	1,048,250
2,000	Pennsylvania HEFA, (State System Higher Education), (FSA), 5.00%, 6/15/24	2,070,000
2,000	Pennsylvania HEFA, (Temple University), (MBIA), 5.00%, 4/1/29(2)	2,063,660
600	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 8.595%, 7/1/33(3)(4)	673,080
		$8,878,535
Insured-Electric Utilities — 7.7%
$1,390	Lehigh County IDA, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27	$1,401,773
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 9.187%, 7/1/29(3)(4)	716,856
835	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 9.192%, 7/1/29(3)(4)	997,625
		$3,116,254

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 20.1%
$1,000	Allegheny County Sanitation and Sewer Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/24	$1,087,070
650	Berks County Municipal Authority, (Reading Hospital and Medical Center), (FSA), Prerefunded to 11/1/09, 6.00%, 11/1/29	721,247
490	Dauphin County General Authority, (Pinnacle Health System), (MBIA), Prerefunded to 5/15/07, 5.50%, 5/15/27	509,649
3,100	Pennsylvania Turnpike Commision, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	3,133,480
800	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/06, Variable Rate, 10.163%, 7/1/26(3)(4)	869,264
595	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.243%, 7/1/28(3)(4)	673,968
2,000	Westmoreland County Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,080,840
		$8,075,518
Insured-Gas Utilities — 3.5%
$1,325	Philadelphia Natural Gas Works, (FSA), Variable Rate, 6.71%, 7/1/28(5)	$1,391,369
		$1,391,369
Insured-General Obligations — 9.2%
$400	Erie County, (FGIC), 5.50%, 9/1/22(6)	$457,644
2,000	Philadelphia, (FSA), 5.00%, 3/15/28	2,045,080
1,000	Puerto Rico, (FSA), Variable Rate, 9.44%, 7/1/27(3)(4)	1,184,430
		$3,687,154
Insured-Hospital — 14.0%
$510	Dauphin County General Authority, (Pinnacle Health System), (MBIA), 5.50%, 5/15/27	$527,243
500	Delaware County Authority, (Catholic Health East), (AMBAC), 4.875%, 11/15/26	504,700
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (MBIA), 5.25%, 7/1/29	1,567,440
3,000	Montgomery County HEFA, (Abington Memorial Hospital), (AMBAC), 5.00%, 6/1/28	3,044,640
		$5,644,023
Insured-Special Tax Revenue — 2.6%
$1,000	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/24	$1,042,150
		$1,042,150

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 8.4%
$1,000	Allegheny County Port Authority, (FGIC), 5.00%, 3/1/29	$1,026,100
950	Pennsylvania Turnpike Commission, (FSA), Variable Rate, 9.201%, 1/15/23(3)(4)	1,289,150
1,005	Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,049,712
		$3,364,962
Insured-Water and Sewer — 9.0%
$500	Delaware County IDA, (Water Facilities), (FGIC), (AMT), 6.00%, 6/1/29	$537,840
1,000	Philadelphia Water and Wastewater, (FGIC), 5.00%, 11/1/31	1,025,520
2,000	Pittsburgh Water and Sewer Authority, (AMBAC), 5.125%, 12/1/31	2,080,080
		$3,643,440
Miscellaneous — 1.5%
$600	Philadelphia IDA, (Franklin Institute), 5.20%, 6/15/26	$601,542
		$601,542
Nursing Home — 1.3%
$250	Clarion County IDA, (Beverly Enterprises, Inc.), 5.875%, 5/1/07	$248,330
260	Cumberland County IDA, (Beverly Enterprises, Inc.), 5.50%, 10/1/08	259,992
		$508,322
Senior Living / Life Care — 7.8%
$600	Bucks County IDA, (Pennswood), 6.00%, 10/1/27	$633,486
1,000	Cliff House Trust (AMT), 6.625%, 6/1/27	503,200
500	Crawford County Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	516,360
500	Lancaster County Hospital Authority, (Health Center), 5.875%, 6/1/31	523,500
925	Montgomery County HEFA, (Faulkeways at Gwynedd), 6.75%, 11/15/30	973,905
		$3,150,451
Transportation — 5.6%
$1,200	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,227,312
225	Erie Municipal Airport Authority, (AMT), 5.50%, 7/1/09	227,648
495	Erie Municipal Airport Authority, (AMT), 5.875%, 7/1/16	495,921
270	Pennsylvania EDA, (Amtrak), (AMT), 6.25%, 11/1/31	289,896
		$2,240,777

See notes to financial statements

Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2005

PORTFOLIO OF INVESTMENTS CONT'D

Value
Total Tax-Exempt Investments — 153.0% (identified cost $57,917,099)	$61,575,375
Other Assets, Less Liabilities — 2.9%	$1,161,471
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (55.9)%	$(22,503,462)
Net Assets Applicable to Common Shares — 100.0%	$40,233,384

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at November 30, 2005, 63.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.0% to 22.0% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of the securities is $6,404,373or 15.9% of the Trust's net assets applicable to common shares.

(4)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

(5)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at November 30, 2005.

(6)  When-issued security.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of November 30, 2005

	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
Assets
Investments —
Identified cost	$159,827,184	$96,003,623	$58,383,649	$45,201,454
Unrealized appreciation	9,761,259	5,503,716	3,598,090	3,460,620
Investments, at value	$169,588,443	$101,507,339	$61,981,739	$48,662,074
Cash	$461,141	$—	$—	$288,593
Receivable for investments sold	1,432,668	—	—	—
Interest receivable	2,348,257	1,086,113	1,101,501	737,588
Receivable for daily variation margin on open financial futures contracts	58,594	34,375	23,437	7,969
Prepaid expenses	9,294	9,293	9,295	—
Total assets	$173,898,397	$102,637,120	$63,115,972	$49,696,224
Liabilities
Payable for investments purchased	$1,423,668	$—	$—	$—
Payable to affiliate for investment advisory fees	97,229	57,386	36,087	28,055
Payable to affiliate for administration fee	27,780	16,396	10,311	8,016
Payable to affiliate for Trustees' fees	1,238	968	225	232
Payable for when-issued securities	2,500,000	1,972,180	—	750,000
Due to custodian	—	525,201	115,192	—
Accrued expenses	65,939	63,689	55,428	52,588
Total liabilities	$4,115,854	$2,635,820	$217,243	$838,891
Auction preferred shares at liquidation value plus cumulative unpaid dividends	59,022,619	35,500,000	21,503,235	17,500,000
Net assets applicable to common shares	$110,759,924	$64,501,300	$41,395,494	$31,357,333
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$71,815	$42,574	$27,109	$21,163
Additional paid-in capital	106,462,788	63,254,539	40,147,870	31,450,960
Accumulated net realized loss (computed on the basis of identified cost)	(6,589,356)	(4,810,225)	(2,792,025)	(3,795,193)
Accumulated undistributed net investment income	867,512	401,631	313,742	194,265
Net unrealized appreciation (computed on the basis of identified cost)	9,947,165	5,612,781	3,698,798	3,486,138
Net assets applicable to common shares	$110,759,924	$64,501,300	$41,395,494	$31,357,333
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	2,360	1,420	860	700
Common Shares Outstanding
	7,181,488	4,257,408	2,710,931	2,116,294
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.42	$15.15	$15.27	$14.82

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Assets and Liabilities

As of November 30, 2005

	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
Assets
Investments —
Identified cost	$99,773,259	$120,578,963	$60,885,492	$57,917,099
Unrealized appreciation	6,104,281	6,609,135	4,166,371	3,658,276
Investments, at value	$105,877,540	$127,188,098	$65,051,863	$61,575,375
Cash	$—	$620,539	$639,895	$562,802
Receivable for investments sold	484,185	—	15,000	—
Interest receivable	1,921,915	2,059,098	1,126,326	1,133,344
Receivable for daily variation margin on open financial futures contracts	40,625	30,312	16,406	19,445
Prepaid expenses	9,294	880	11,159	—
Total assets	$108,333,559	$129,898,927	$66,860,649	$63,290,966
Liabilities
Payable for investments purchased	$—	$—	$1,059,244	$—
Payable to affiliate for investment advisory fees	61,605	73,821	37,716	36,048
Payable to affiliate for administration fee	17,601	21,092	10,776	10,300
Payable to affiliate for Trustees' fees	968	484	225	222
Payable for when-issued securities	—	1,013,260	—	450,712
Due to custodian	797,768	—	—	—
Accrued expenses	66,066	76,223	57,822	56,838
Total liabilities	$944,008	$1,184,880	$1,165,783	$554,120
Auction preferred shares at liquidation value plus cumulative unpaid dividends	38,014,568	44,519,759	23,501,766	22,503,462
Net assets applicable to common shares	$69,374,983	$84,194,288	$42,193,100	$40,233,384
Sources of Net Assets
Common Shares, $0.01 par value, unlimited number of shares authorized	$46,191	$53,753	$28,293	$27,059
Additional paid-in capital	68,562,739	79,783,608	42,034,343	40,211,121
Accumulated net realized loss (computed on the basis of identified cost)	(6,000,292)	(3,064,270)	(4,372,193)	(3,935,368)
Accumulated undistributed net investment income	487,503	718,918	285,873	271,851
Net unrealized appreciation (computed on the basis of identified cost)	6,278,842	6,702,279	4,216,784	3,658,721
Net assets applicable to common shares	$69,374,983	$84,194,288	$42,193,100	$40,233,384
Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)
	1,520	1,780	940	900
Common Shares Outstanding
	4,619,136	5,375,346	2,829,304	2,705,935
Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.02	$15.66	$14.91	$14.87

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended November 30, 2005

	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
Investment Income
Interest	$9,239,533	$5,511,076	$3,418,197	$2,737,686
Total investment income	$9,239,533	$5,511,076	$3,418,197	$2,737,686
Expenses
Investment adviser fee	$1,194,429	$702,711	$443,779	$345,747
Administration fee	341,265	200,774	126,794	98,785
Trustees fees and expenses	7,461	5,861	1,333	1,293
Legal and accounting services	39,530	35,536	32,107	35,354
Printing and postage	25,673	13,810	9,119	6,510
Custodian fee	81,431	61,096	47,929	37,576
Transfer and dividend disbursing agent fees	107,853	68,325	47,577	36,406
Preferred shares remarketing agent fee	147,500	88,750	53,750	43,749
Miscellaneous	38,361	29,982	25,738	32,960
Total expenses	$1,983,503	$1,206,845	$788,126	$638,380
Deduct —
Reduction of custodian fee	18,343	8,149	3,179	4,905
Total expense reductions	$18,343	$8,149	$3,179	$4,905
Net expenses	$1,965,160	$1,198,696	$784,947	$633,475
Net investment income	$7,274,373	$4,312,380	$2,633,250	$2,104,211
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	3,490,569	497,048	569,532	322,346
Financial futures contracts	(1,470,581)	(738,947)	(596,238)	(570,644)
Net realized gain (loss)	$2,019,988	$(241,899)	$(26,706)	$(248,298)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	571,496	890,703	552,757	233,925
Financial futures contracts	210,937	123,750	91,971	22,923
Net change in unrealized appreciation (depreciation)	$782,433	$1,014,453	$644,728	$256,848
Net realized and unrealized gain	$2,802,421	$772,554	$618,022	$8,550
Distributions to preferred shareholders from net investment income	$(1,102,773)	$(754,098)	$(392,797)	$(363,695)
Net increase in net assets from operations	$8,974,021	$4,330,836	$2,858,475	$1,749,066

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended November 30, 2005

	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
Investment Income
Interest	$5,976,208	$7,283,584	$3,656,176	$3,512,776
Total investment income	$5,976,208	$7,283,584	$3,656,176	$3,512,776
Expenses
Investment adviser fee	$758,317	$909,565	$467,049	$442,244
Administration fee	216,662	259,875	133,443	126,355
Trustees fees and expenses	5,861	5,378	1,333	1,283
Legal and accounting services	40,982	41,489	32,016	32,984
Printing and postage	15,825	9,168	11,060	8,497
Custodian fee	70,309	82,744	48,408	53,615
Transfer and dividend disbursing agent fees	74,296	83,026	49,161	43,731
Preferred shares remarketing agent fee	94,999	111,248	58,590	56,250
Miscellaneous	28,059	43,834	23,532	35,155
Total expenses	$1,305,310	$1,546,327	$824,592	$800,114
Deduct —
Reduction of custodian fee	12,278	6,456	5,285	6,059
Total expense reductions	$12,278	$6,456	$5,285	$6,059
Net expenses	$1,293,032	$1,539,871	$819,307	$794,055
Net investment income	$4,683,176	$5,743,713	$2,836,869	$2,718,721
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	2,383,369	1,762,217	(124,137)	49,369
Financial futures contracts	(1,033,478)	(1,035,674)	(524,413)	(464,377)
Net realized gain (loss)	$1,349,891	$726,543	$(648,550)	$(415,008)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	(410,839)	498,851	453,499	681,319
Financial futures contracts	159,416	74,349	42,358	9,122
Net change in unrealized appreciation (depreciation)	$(251,423)	$573,200	$495,857	$690,441
Net realized and unrealized gain (loss)	$1,098,468	$1,299,743	$(152,693)	$275,433
Distributions to preferred shareholders from net investment income	$(781,913)	$(873,271)	$(495,350)	$(487,092)
Net increase in net assets from operations	$4,999,731	$6,170,185	$2,188,826	$2,507,062

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2005

Increase (Decrease) in Net Assets	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
From operations —
Net investment income	$7,274,373	$4,312,380	$2,633,250	$2,104,211
Net realized gain (loss) from investment transactions and financial futures contracts	2,019,988	(241,899)	(26,706)	(248,298)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	782,433	1,014,453	644,728	256,848
Distributions to preferred shareholders from net investment income	(1,102,773)	(754,098)	(392,797)	(363,695)
Net increase in net assets from operations	$8,974,021	$4,330,836	$2,858,475	$1,749,066
Distributions to common shareholders — From net investment income	$(6,406,670)	$(3,850,086)	$(2,386,249)	$(1,845,027)
Total distributions to common shareholders	$(6,406,670)	$(3,850,086)	$(2,386,249)	$(1,845,027)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$109,762	$261,722	$90,130
Net increase in net assets from capital transactions	$—	$109,762	$261,722	$90,130
Net increase (decrease) in net assets	$2,567,351	$590,512	$733,948	$(5,831)
Net Assets Applicable to Common Shares
At beginning of year	$108,192,573	$63,910,788	$40,661,546	$31,363,164
At end of year	$110,759,924	$64,501,300	$41,395,494	$31,357,333
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$867,512	$401,631	$313,742	$194,265

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2005

Increase (Decrease) in Net Assets	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,683,176	$5,743,713	$2,836,869	$2,718,721
Net realized gain (loss) from investment transactions and financial futures contracts	1,349,891	726,543	(648,550)	(415,008)
Net change in unrealized appreciation (depreciation) from investments and financials futures contracts	(251,423)	573,200	495,857	690,441
Distributions to preferred shareholders from net investment income	(781,913)	(873,271)	(495,350)	(487,092)
Net increase in net assets from operations	$4,999,731	$6,170,185	$2,188,826	$2,507,062
Distributions to common shareholders — From net investment income	$(4,033,521)	$(5,260,606)	$(2,551,147)	$(2,562,431)
Total distributions to common shareholders	$(4,033,521)	$(5,260,606)	$(2,551,147)	$(2,562,431)
Capital share transactions —
Reinvestment of distributions to common shareholders	$110,426	$240,734	$111,872	$265,890
Net increase in net assets from capital transactions	$110,426	$240,734	$111,872	$265,890
Net increase (decrease) in net assets	$1,076,636	$1,150,313	$(250,449)	$210,521
Net Assets Applicable to Common Shares
At beginning of year	$68,298,347	$83,043,975	$42,443,549	$40,022,863
At end of year	$69,374,983	$84,194,288	$42,193,100	$40,233,384
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$487,503	$718,918	$285,873	$271,851

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2004

Increase (Decrease) in Net Assets	California Trust	Florida Trust	Massachusetts Trust	Michigan Trust
From operations —
Net investment income	$7,746,358	$4,593,255	$2,826,512	$2,255,367
Net realized gain (loss) from investment transactions and financial futures contracts	(578,059)	(1,253,376)	449,455	(601,468)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(1,119,538)	(666,032)	(1,128,965)	(102,166)
Distributions to preferred shareholders from net investment income	(568,421)	(371,078)	(188,013)	(181,468)
Net increase in net assets from operations	$5,480,340	$2,302,769	$1,958,989	$1,370,265
Distributions to common shareholders — From net investment income	$(7,342,534)	$(4,394,421)	$(2,741,889)	$(2,170,802)
Total distributions to common shareholders	$(7,342,534)	$(4,394,421)	$(2,741,889)	$(2,170,802)
Capital share transactions —
Reinvestment of distributions to common shareholders	$63,513	$100,028	$409,239	$200,473
Net increase in net assets from capital transactions	$63,513	$100,028	$409,239	$200,473
Net decrease in net assets	$(1,798,681)	$(1,991,624)	$(373,661)	$(600,064)
Net Assets Applicable to Common Shares
At beginning of year	$109,991,254	$65,902,412	$41,035,207	$31,963,228
At end of year	$108,192,573	$63,910,788	$40,661,546	$31,363,164
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$1,182,913	$715,986	$468,712	$312,526

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended November 30, 2004

Increase (Decrease) in Net Assets	New Jersey Trust	New York Trust	Ohio Trust	Pennsylvania Trust
From operations —
Net investment income	$4,967,958	$6,033,627	$3,043,131	$2,886,737
Net realized gain (loss) from investment transactions and financial futures contracts	794,863	2,202,103	(658,241)	(346,022)
Net change in unrealized appreciation (depreciation) from investments and financials futures contracts	(2,254,006)	(3,964,920)	635,272	(466,325)
Distributions to preferred shareholders from net investment income	(373,643)	(396,309)	(255,482)	(245,569)
Net increase in net assets from operations	$3,135,172	$3,874,501	$2,764,680	$1,828,821
Distributions to common shareholders — From net investment income	$(4,902,864)	$(5,574,755)	$(2,839,891)	$(2,689,270)
Total distributions to common shareholders	$(4,902,864)	$(5,574,755)	$(2,839,891)	$(2,689,270)
Capital share transactions —
Reinvestment of distributions to common shareholders	$565,589	$—	$215,222	$213,411
Net increase in net assets from capital transactions	$565,589	$—	$215,222	$213,411
Net increase (decrease) in net assets	$(1,202,103)	$(1,700,254)	$140,011	$(647,038)
Net Assets Applicable to Common Shares
At beginning of year	$69,500,450	$84,744,229	$42,303,538	$40,669,901
At end of year	$68,298,347	$83,043,975	$42,443,549	$40,022,863
Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$625,325	$1,120,981	$510,369	$615,007

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of year (Common shares)	$15.070	$15.320	$14.590	$14.410	$13.210
Income (loss) from operations
Net investment income	$1.013	$1.079	$1.079	$1.069	$1.035
Net realized and unrealized gain (loss)	0.383	(0.227)	0.682	0.155	1.120
Distributions to preferred shareholders from net investment income	(0.154)	(0.079)	(0.068)	(0.110)	(0.222)
Total income from operations	$1.242	$0.773	$1.693	$1.114	$1.933
Less distributions to common shareholders
From net investment income	$(0.892)	$(1.023)	$(0.963)	$(0.934)	$(0.733)
Total distributions to common shareholders	$(0.892)	$(1.023)	$(0.963)	$(0.934)	$(0.733)
Net asset value — End of year (Common shares)	$15.420	$15.070	$15.320	$14.590	$14.410
Market value — End of year (Common shares)	$13.650	$15.160	$14.950	$13.660	$14.320
Total Return(3)	(4.34)%	8.60%	17.06%	1.84%	29.65%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$110,760	$108,193	$109,991	$104,703	$102,664
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.78%	1.78%	1.78%	1.82%	1.83%
Expenses after custodian fee reduction(4)	1.76%	1.77%	1.78%	1.80%	1.76%
Net investment income(4)	6.52%	7.10%	7.17%	7.44%	7.32%
Portfolio Turnover	31%	17%	9%	11%	47%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.16%	1.15%	1.15%	1.16%	1.15%
Expenses after custodian fee reduction	1.15%	1.15%	1.15%	1.15%	1.11%
Net investment income	4.26%	4.61%	4.64%	4.73%	4.62%
Senior Securities:
Total preferred shares outstanding	2,360	2,360	2,360	2,360	2,360
Asset coverage per preferred share(5)	$71,942	$70,849	$71,608	$69,366	$68,507
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.012, decrease net realized and unrealized gains per share by $0.012, increase the ratio of net investment income to average net assets applicable to common shares from 7.36% to 7.44%, and increase the ratio of net investment income to average total net assets from 4.68% to 4.73%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Florida Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of year (Common shares)	$15.040	$15.530	$14.730	$14.340	$13.070
Income (loss) from operations
Net investment income	$1.013	$1.082	$1.096	$1.103	$1.056
Net realized and unrealized gain (loss)	0.179	(0.450)	0.775	0.358	1.162
Distributions to preferred shareholders from net investment income	(0.177)	(0.087)	(0.076)	(0.118)	(0.243)
Total income from operations	$1.015	$0.545	$1.795	$1.343	$1.975
Less distributions to common shareholders
From net investment income	$(0.905)	$(1.035)	$(0.995)	$(0.953)	$(0.705)
Total distributions to common shareholders	$(0.905)	$(1.035)	$(0.995)	$(0.953)	$(0.705)
Net asset value — End of year (Common shares)	$15.150	$15.040	$15.530	$14.730	$14.340
Market value — End of year (Common shares)	$14.180	$15.250	$15.455	$14.400	$13.380
Total Return(3)	(1.25)%	5.76%	14.67%	15.18%	34.91%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Florida Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$64,501	$63,911	$65,902	$62,302	$60,646
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.86%	1.84%	1.83%	1.87%	1.90%
Expenses after custodian fee reduction(4)	1.85%	1.83%	1.82%	1.86%	1.82%
Net investment income(4)	6.65%	7.09%	7.20%	7.61%	7.46%
Portfolio Turnover	15%	4%	15%	14%	24%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.20%	1.18%	1.18%	1.18%	1.19%
Expenses after custodian fee reduction	1.19%	1.18%	1.18%	1.18%	1.14%
Net investment income	4.30%	4.58%	4.64%	4.82%	4.68%
Senior Securities:
Total preferred shares outstanding	1,420	1,420	1,420	1,420	1,420
Asset coverage per preferred share(5)	$70,423	$70,011	$71,412	$68,878	$67,695
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.60% to 7.61%, and increase the ratio of net investment income to average total net assets from 4.81% to 4.82%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of year (Common shares)	$15.090	$15.380	$14.350	$14.110	$12.530
Income (loss) from operations
Net investment income	$0.973	$1.054	$1.091	$1.065	$1.044
Net realized and unrealized gain (loss)	0.234	(0.251)	0.982	0.218	1.486
Distributions to preferred shareholders from net investment income	(0.145)	(0.070)	(0.070)	(0.106)	(0.227)
Total income from operations	$1.062	$0.733	$2.003	$1.177	$2.303
Less distributions to common shareholders
From net investment income	$(0.882)	$(1.023)	$(0.973)	$(0.937)	$(0.723)
Total distributions to common shareholders	$(0.882)	$(1.023)	$(0.973)	$(0.937)	$(0.723)
Net asset value — End of year (Common shares)	$15.270	$15.090	$15.380	$14.350	$14.110
Market value — End of year (Common shares)	$14.800	$16.810	$15.400	$15.510	$14.370
Total Return(3)	(6.89)%	16.71%	5.91%	15.16%	40.54%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data††
Net assets applicable to common shares, end of year (000's omitted)	$41,395	$40,662	$41,035	$37,795	$36,634
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.88%	1.87%	1.86%	1.97%	1.97%
Expenses after custodian fee reduction(4)	1.87%	1.86%	1.86%	1.94%	1.88%
Net investment income(4)	6.29%	6.97%	7.27%	7.55%	7.60%
Portfolio Turnover	13%	39%	26%	7%	13%

††  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.24%	1.22%	1.21%	1.24%	1.23%
Expenses after custodian fee reduction	1.24%	1.22%	1.21%	1.22%	1.17%
Net investment income	4.15%	4.55%	4.72%	4.77%	4.74%
Senior Securities:
Total preferred shares outstanding	860	860	860	860	860
Asset coverage per preferred share(5)	$73,138	$72,281	$72,719	$68,951	$67,602
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.55%, and increase the ratio of net investment income to average total net assets from 4.75% to 4.77%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of year (Common shares)	$14.860	$15.240	$14.400	$14.490	$13.060
Income (loss) from operations
Net investment income	$0.995	$1.072	$1.092	$1.085	$1.045
Net realized and unrealized gain (loss)	0.010	(0.334)	0.802	(0.109)	1.317
Distributions to preferred shareholders from net investment income	(0.172)	(0.086)	(0.072)	(0.113)	(0.242)
Total income from operations	$0.833	$0.652	$1.822	$0.863	$2.120
Less distributions to common shareholders
From net investment income	$(0.873)	$(1.032)	$(0.982)	$(0.953)	$(0.690)
Total distributions to common shareholders	$(0.873)	$(1.032)	$(0.982)	$(0.953)	$(0.690)
Net asset value — End of year (Common shares)	$14.820	$14.860	$15.240	$14.400	$14.490
Market value — End of year (Common shares)	$13.500	$16.600	$15.635	$13.940	$13.000
Total Return(3)	(13.87)%	13.63%	19.82%	14.72%	31.69%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$31,357	$31,363	$31,963	$30,064	$30,213
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	2.00%	1.96%	1.97%	2.00%	1.99%
Expenses after custodian fee reduction(4)	1.99%	1.96%	1.97%	1.99%	1.90%
Net investment income(4)	6.60%	7.16%	7.31%	7.54%	7.36%
Portfolio Turnover	14%	5%	8%	13%	33%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.29%	1.26%	1.26%	1.27%	1.25%
Expenses after custodian fee reduction	1.28%	1.26%	1.26%	1.26%	1.19%
Net investment income	4.26%	4.60%	4.69%	4.76%	4.63%
Senior Securities:
Total preferred shares outstanding	700	700	700	700	700
Asset coverage per preferred share(5)	$69,796	$69,810	$70,664	$67,952	$68,163
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, increase net realized and unrealized losses per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.51% to 7.54% and increase the ratio of net investment income to average total net assets from 4.74% to 4.76%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated tp reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of year (Common shares)	$14.810	$15.190	$14.060	$13.880	$12.680
Income (loss) from operations
Net investment income	$1.014	$1.082	$1.120	$1.098	$1.057
Net realized and unrealized gain (loss)	0.238	(0.313)	1.099	0.163	1.089
Distributions to preferred shareholders from net investment income	(0.169)	(0.081)	(0.071)	(0.105)	(0.234)
Total income from operations	$1.083	$0.688	$2.148	$1.156	$1.912
Less distributions to common shareholders
From net investment income	$(0.873)	$(1.068)	$(1.018)	$(0.976)	$(0.712)
Total distributions to common shareholders	$(0.873)	$(1.068)	$(1.018)	$(0.976)	$(0.712)
Net asset value — End of year (Common shares)	$15.020	$14.810	$15.190	$14.060	$13.880
Market value — End of year (Common shares)	$14.030	$15.540	$15.415	$14.400	$13.340
Total Return(3)	(4.22)%	8.31%	14.75%	15.70%	31.34%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$69,375	$68,298	$69,500	$63,803	$62,237
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.86%	1.85%	1.84%	1.89%	1.95%
Expenses after custodian fee reduction(4)	1.84%	1.84%	1.84%	1.88%	1.90%
Net investment income(4)	6.66%	7.28%	7.64%	7.80%	7.64%
Portfolio Turnover	46%	52%	28%	25%	35%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.21%	1.19%	1.18%	1.19%	1.21%
Expenses after custodian fee reduction	1.19%	1.18%	1.18%	1.18%	1.18%
Net investment income	4.33%	4.68%	4.87%	4.88%	4.74%
Senior Securities:
Total preferred shares outstanding	1,520	1,520	1,520	1,520	1,520
Asset coverage per preferred share(5)	$70,651	$69,935	$70,724	$66,976	$65,951
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.78% to 7.80% and increase the ratio of net investment income to average total net assets from 4.87% to 4.88%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Calculated by substracting the Trust's liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of year (Common shares)	$15.490	$15.810	$14.860	$14.280	$13.020
Income (loss) from operations
Net investment income	$1.070	$1.126	$1.108	$1.114	$1.057
Net realized and unrealized gain (loss)	0.243	(0.332)	0.936	0.553	1.150
Distributions to preferred shareholders from net investment income	(0.163)	(0.074)	(0.068)	(0.103)	(0.220)
Total income from operations	$1.150	$0.720	$1.976	$1.564	$1.987
Less distributions to common shareholders
From net investment income	$(0.980)	$(1.040)	$(1.026)	$(0.984)	$(0.727)
Total distributions to common shareholders	$(0.980)	$(1.040)	$(1.026)	$(0.984)	$(0.727)
Net asset value — End of year (Common shares)	$15.660	$15.490	$15.810	$14.860	$14.280
Market value — End of year (Common shares)	$14.990	$15.370	$15.460	$13.990	$14.050
Total Return(3)	3.81%	6.46%	18.34%	6.56%	38.30%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$84,194	$83,044	$84,744	$79,589	$75,658
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.81%	1.78%	1.77%	1.86%	1.88%
Expenses after custodian fee reduction(4)	1.80%	1.78%	1.77%	1.86%	1.86%
Net investment income(4)	6.72%	7.23%	7.21%	7.64%	7.45%
Portfolio Turnover	40%	31%	19%	8%	21%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.19%	1.16%	1.15%	1.18%	1.19%
Expenses after custodian fee reduction	1.19%	1.16%	1.15%	1.18%	1.17%
Net investment income	4.42%	4.71%	4.68%	4.84%	4.68%
Senior Securities:
Total preferred shares outstanding	1,780	1,780	1,780	1,780	1,780
Asset coverage per preferred share(5)	$72,311	$71,659	$72,603	$69,714	$67,506
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.002, decrease net realized and unrealized gains per share by $0.002, increase the ratio of net investment income to average net assets applicable to common shares from 7.62% to 7.64% and increase the ratio of net investment income to average total net assets from 4.83% to 4.84%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of year (Common shares)	$15.040	$15.070	$14.150	$14.070	$12.820
Income (loss) from operations
Net investment income	$1.003	$1.081	$1.083	$1.107	$1.068
Net realized and unrealized gain (loss)	(0.055)	(0.011)	0.913	0.036	1.134
Distributions to preferred shareholders from net investment income	(0.175)	(0.091)	(0.077)	(0.109)	(0.242)
Total income from operations	$0.773	$0.979	$1.919	$1.034	$1.960
Less distributions to common shareholders
From net investment income	$(0.903)	$(1.009)	$(0.999)	$(0.954)	$(0.710)
Total distributions to common shareholders	$(0.903)	$(1.009)	$(0.999)	$(0.954)	$(0.710)
Net asset value — End of year (Common shares)	$14.910	$15.040	$15.070	$14.150	$14.070
Market value — End of year (Common shares)	$14.170	$16.750	$15.715	$14.730	$13.620
Total Return(3)	(10.31)%	13.96%	14.12%	15.59%	26.39%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$42,193	$42,444	$42,304	$39,507	$39,072
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.91%	1.91%	1.90%	1.96%	1.99%
Expenses after custodian fee reduction(4)	1.90%	1.90%	1.88%	1.87%	1.90%
Net investment income(4)	6.57%	7.23%	7.37%	7.84%	7.69%
Portfolio Turnover	13%	12%	23%	8%	26%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.24%	1.23%	1.21%	1.23%	1.24%
Expenses after custodian fee reduction	1.23%	1.22%	1.20%	1.17%	1.18%
Net investment income	4.25%	4.64%	4.69%	4.91%	4.78%
Senior Securities:
Total preferred shares outstanding	940	940	940	940	940
Asset coverage per preferred share(5)	$69,888	$70,153	$70,007	$67,032	$66,569
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.005, decrease net realized and unrealized gains per share by $0.005, increase the ratio of net investment income to average net assets applicable to common shares from 7.80% to 7.84% and increase the ratio of net investment income to average total net assets from 4.88% to 4.91%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Net asset value — Beginning of year (Common shares)	$14.890	$15.210	$14.260	$14.160	$12.960
Income (loss) from operations
Net investment income	$1.008	$1.076	$1.089	$1.059	$1.015
Net realized and unrealized gain (loss)	0.103	(0.301)	0.884	0.039	1.107
Distributions to preferred shareholders from net investment income	(0.181)	(0.092)	(0.080)	(0.111)	(0.244)
Total income from operations	$0.930	$0.683	$1.893	$0.987	$1.878
Less distributions to common shareholders
From net investment income	$(0.950)	$(1.003)	$(0.943)	$(0.887)	$(0.678)
Total distributions to common shareholders	$(0.950)	$(1.003)	$(0.943)	$(0.887)	$(0.678)
Net asset value — End of year (Common shares)	$14.870	$14.890	$15.210	$14.260	$14.160
Market value — End of year (Common shares)	$14.660	$15.540	$15.980	$13.960	$12.750
Total Return(3)	0.39%	4.07%	22.05%	16.77%	26.88%

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Trust
	Year Ended November 30,
	2005(1)	2004(1)	2003(1)	2002(1)(2)	2001(1)
Ratios/Supplemental Data†
Net assets applicable to common shares, end of year (000's omitted)	$40,233	$40,023	$40,670	$38,027	$37,723
Ratios (As a percentage of average net assets applicable to common shares):
Expenses(4)	1.97%	1.91%	1.92%	1.95%	1.97%
Expenses after custodian fee reduction(4)	1.95%	1.91%	1.92%	1.95%	1.94%
Net investment income(4)	6.69%	7.18%	7.35%	7.48%	7.26%
Portfolio Turnover	28%	8%	6%	20%	34%

†  The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:

Ratios (As a percentage of average total net assets):
Expenses	1.27%	1.23%	1.23%	1.22%	1.23%
Expenses after custodian fee reduction	1.26%	1.22%	1.23%	1.22%	1.20%
Net investment income	4.30%	4.61%	4.69%	4.68%	4.53%
Senior Securities:
Total preferred shares outstanding	900	900	900	900	900
Asset coverage per preferred share(5)	$69,708	$69,471	$70,193	$67,257	$66,920
Involuntary liquidation preference per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(6)	$25,000	$25,000	$25,000	$25,000	$25,000

(1)  Computed using average common shares outstanding.

(2)  The Trust has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums of fixed-income securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.003, decrease net realized and unrealized gains per share by $0.003, increase the ratio of net investment income to average net assets applicable to common shares from 7.45% to 7.48% and increase the ratio of net investment income to average total net assets from 4.67% to 4.68%. Per-share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

(3)  Returns are historical and are calculated by determining the percentage change in market value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average net assets applicable to common shares reflect the Trust's leveraged capital structure.

(5)  Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets, and dividing this by the number of preferred shares outstanding.

(6)  Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Income Trusts as of November 30, 2005

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Eaton Vance California Municipal Income Trust (California Trust), Eaton Vance Florida Municipal Income Trust (Florida Trust), Eaton Vance Massachusetts Municipal Income Trust (Massachusetts Trust), Eaton Vance Michigan Municipal Income Trust (Michigan Trust), Eaton Vance New Jersey Municipal Income Trust (New Jersey Trust), Eaton Vance New York Municipal Income Trust (New York Trust), Eaton Vance Ohio Municipal Income Trust (Ohio Trust), and Eaton Vance Pennsylvania Municipal Income Trust (Pennsylvania Trust), (individually referred to as the Trust or collectively the Trusts) are registered under the Investment Company Act of 1940, as amended, as non-diversified, closed-end management investment companies. The Trusts were organized under the laws of the Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998. Each Trust's investment objective is to provide current income exempt from regular federal income taxes and taxes in its specified state. Each Trust seeks to achieve its objective by investing primarily in investment grade municipal obligations issued by its specified state.

The following is a summary of significant accounting policies consistently followed by each Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are not readily available, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

C  Federal Taxes — Each Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable, if any, and tax-exempt income, including any net realized gain on investments. Therefore, no provision for federal income or excise tax is necessary. At November 30, 2005, the Trusts, for federal income tax purposes, had capital loss carryovers which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trusts of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers of each Trust are as follows:

Trust	Amount	Expires
California	$3,466,091	November 30, 2007

	2,239,451	November 30, 2008

	995,999	November 30, 2012

Florida	1,207,714	November 30, 2007

	1,777,536	November 30, 2008

	160,909	November 30, 2009

	1,495,013	November 30, 2012

	114,338	November 30, 2013

Massachusetts	574,842	November 30, 2007

	1,739,252	November 30, 2008

	39,627	November 30, 2009

	343,176	November 30, 2010

Michigan	1,193,621	November 30, 2007

	624,509	November 30, 2008

	165,469	November 30, 2009

	475,985	November 30, 2010

	443,883	November 30, 2011

	697,198	November 30, 2012

	224,050	November 30, 2013

New Jersey	2,224,594	November 30, 2007

	3,178,038	November 30, 2008

	262,308	November 30, 2009

	177,350	November 30, 2011

New York	1,002,537	November 30, 2007

	1,920,646	November 30, 2008

	70,059	November 30, 2009

Ohio	1,531,618	November 30, 2007

	643,577	November 30, 2008

	850,745	November 30, 2009

	764,355	November 30, 2012

	588,403	November 30, 2013

Pennsylvania	1,395,577	November 30, 2007

	807,118	November 30, 2008

	844,973	November 30, 2009

	41,331	November 30, 2010

	502,868	November 30, 2012

	389,289	November 30, 2013

Eaton Vance Municipal Income Trusts as of November 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

In addition, each Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income taxes when received by each Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D  Financial Futures Contracts — Upon the entering of a financial futures contract, a Trust is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Trust (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Trust. A Trust's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

E  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Trust, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Trust will realize a loss in the amount of the cost of the option. When a Trust enters into a closing sale transaction, a Trust will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Trust exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

F  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G  Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under each Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Trust and shareholders are indemnified against personal liability for the obligations of each Trust. Additionally, in the normal course of business, each Trust enters into agreements with service providers that may contain indemnification clauses. Each Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred.

I  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Trusts. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Trust maintains with IBT. All credit balances used to reduce the Trusts' custodian fees are reported as a reduction of total expenses in the Statements of Operations.

J  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2  Auction Preferred Shares (APS)

Each Trust issued Auction Preferred Shares on March 1, 1999 in a public offering. The underwriting discounts and other offering costs were recorded as a reduction of capital of the common shares of each Trust. Dividends on the APS, which accrue daily, are cumulative at a rate which was established at the offering of each Trust's APS and have been reset every seven days thereafter by an auction.

Eaton Vance Municipal Income Trusts as of November 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

Auction Preferred Shares issued and outstanding as of November 30, 2005 and dividend rate ranges for the year ended November 30, 2005 are as indicated below:

Trust	Preferred Shares Issued and Outstanding	Dividends Rate Ranges
California	2,360	1.05% – 2.80%
Florida	1,420	0.10% – 2.85%
Massachusetts	860	0.80% – 2.75%
Michigan	700	1.35% – 2.70%
New Jersey	1,520	1.15% – 2.80%
New York	1,780	1.00% – 2.70%
Ohio	940	1.173% – 2.75%
Pennsylvania	900	1.43% – 2.85%

The APS are redeemable at the option of each Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if any Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS shall remain unpaid in an amount equal to two full years' dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the Common Shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Trust is required to maintain certain asset coverage with respect to the APS as defined in each Trust's By-Laws and the Investment Company Act of 1940. Each Trust pays an annual fee equivalent to 0.25% of the preferred shares liquidation value for the remarketing efforts associated with the preferred auction.

3  Distributions to Shareholders

Each Trust intends to make monthly distributions of net investment income, after payment of any dividends on any outstanding Auction Preferred Shares. Distributions are recorded on the ex-dividend date. Distributions of realized capital gains, if any, are made at least annually. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for Auction Preferred Shares on November 30, 2005 are listed below. For the year ended November 30, 2005, the amount of dividends each Trust paid to Auction Preferred shareholders and average APS dividend rates for such period were as follows:

Trust	APS Dividend Rates as of November 30, 2005	Dividends Paid to Preferred Shareholders for the year ended November 30, 2005	Average APS Dividend Rates for the year ended November 30, 2005
California	2.80%	$1,102,773	1.87%
Florida	2.80%	754,098	2.12%
Massachusetts	2.75%	392,797	1.83%
Michigan	2.70%	363,695	2.08%
New Jersey	2.80%	781,913	2.06%
New York	2.70%	873,271	1.96%
Ohio	2.75%	495,350	2.11%
Pennsylvania	2.81%	487,092	2.17%

The Trusts distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

The tax character of distributions paid for the years ended November 30, 2005 and November 30, 2004 was as follows:

Year Ended 11/30/05	California	Florida	Massachusetts	Michigan
Distributions declared from:
Tax-exempt income	$7,509,443	$4,603,967	$2,778,926	$2,208,722
Ordinary income	—	$217	$120	—
Year Ended 11/30/04
Distributions declared from:
Tax-exempt income	$7,910,955	$4,765,499	$2,929,902	$2,352,270

Eaton Vance Municipal Income Trusts as of November 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

Year Ended 11/30/05	New Jersey	New York	Ohio	Pennsylvania
Distributions declared from:
Tax-exempt income	$4,812,835	$6,133,877	$3,046,497	$3,049,523
Ordinary income	$2,599	—	—	—
Year Ended 11/30/04
Distributions declared from:
Tax-exempt income	$5,276,507	$5,971,064	$3,094,707	$2,934,839
Ordinary income	—	—	$666	—

During the year ended November 30, 2005, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

	California	Florida	Massachusetts	Michigan
Increase (decrease): Paid in capital	—	—	—	—
Accumulated net realized gain/(loss) on investments	$80,331	$22,551	$9,174	$13,750
Accumulated undistributed income	$(80,331)	$(22,551)	$(9,174)	$(13,750)
	New Jersey	New York	Ohio	Pennsylvania
Increase (decrease): Paid in capital	—	—	$(9)	$(1)
Accumulated net realized gain/(loss) on investments	$5,564	$11,899	$14,877	$12,355
Accumulated undistributed income	$(5,564)	$(11,899)	$(14,868)	$(12,354)

These changes had no effect on the net assets or net asset value per share of the Trusts.

As of November 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	California	Florida	Massachusetts	Michigan
Undistributed Income	$890,131	$401,631	$316,978	$194,265
Capital loss carryforward	$(6,701,541)	$(4,755,510)	$(2,696,897)	$(3,824,715)
Unrealized gain/(loss)	$10,245,256	$5,667,131	$3,704,378	$3,541,178
Other temporary differences	$(208,525)	$(109,065)	$(103,944)	$(25,518)

	New Jersey	New York	Ohio	Pennsylvania
Undistributed income	$502,071	$738,677	$287,639	$275,313
Capital loss carryforward	$(5,842,290)	$(2,993,242)	$(4,378,698)	$(3,981,156)
Unrealized gain/(loss)	$6,295,401	$6,724,395	$4,273,702	$3,704,954
Other temporary differences	$(189,129)	$(112,903)	$(52,179)	$(3,907)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee, computed at an annual rate of 0.70% of each Trust's average weekly gross assets, was earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Trust. Except for Trustees of each Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to each Trust out of such investment adviser fee. For the year ended November 30, 2005, the fee was equivalent to 0.70% of each Trust's average weekly gross assets and amounted to $1,194,429, $702,711, $443,779, $345,747, $758,317, $909,565, $467,049, and $442,244, for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively. EVM also serves as the administrator of each Trust. An administration fee, computed at the annual rate of 0.20% of the average weekly gross assets of each Trust is paid to EVM for administering business affairs of each Trust. For the year ended November 30, 2005, the administrative fee amounted to $341,265, $200,774, $126,794, $98,785, $216,662, $259,875, $133,443, and $126,355 for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

Certain officers and one Trustee of each Trust are officers of the above organization.

5  Investments

Purchases and sales of investments, other than U.S. Government securities and short-term obligations for the year ended November 30, 2005 were as follows:

California Trust
Purchases	$53,077,984
Sales	52,589,024

Eaton Vance Municipal Income Trusts as of November 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

Florida Trust
Purchases	$17,460,975
Sales	14,840,156
Massachusetts Trust
Purchases	$8,598,118
Sales	8,449,734
Michigan Trust
Purchases	$6,728,003
Sales	6,723,065
New Jersey Trust
Purchases	$49,708,788
Sales	49,847,802
New York Trust
Purchases	$52,263,033
Sales	52,561,533
Ohio Trust
Purchases	$8,573,131
Sales	8,335,020
Pennsylvania Trust
Purchases	$17,789,347
Sales	17,300,367

6  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Trust at November 30, 2005, as computed for Federal income tax purposes, were as follows:

California Trust
Aggregate Cost	$159,529,093
Gross unrealized appreciation	$11,035,743
Gross unrealized depreciation	(976,393)
Net unrealized appreciation	$10,059,350

Florida Trust
Aggregate Cost	$95,949,273
Gross unrealized appreciation	$5,849,487
Gross unrealized depreciation	(291,421)
Net unrealized appreciation	$5,558,066
Massachusetts Trust
Aggregate Cost	$58,378,069
Gross unrealized appreciation	$3,830,459
Gross unrealized depreciation	(226,789)
Net unrealized appreciation	$3,603,670
Michigan Trust
Aggregate Cost	$45,146,414
Gross unrealized appreciation	$3,780,858
Gross unrealized depreciation	(265,198)
Net unrealized appreciation	$3,515,660
New Jersey Trust
Aggregate Cost	$99,756,700
Gross unrealized appreciation	$6,505,495
Gross unrealized depreciation	(384,655)
Net unrealized appreciation	$6,120,840
New York Trust
Aggregate Cost	$120,556,847
Gross unrealized appreciation	$7,325,727
Gross unrealized depreciation	(694,476)
Net unrealized appreciation	$6,631,251
Ohio Trust
Aggregate Cost	$60,828,574
Gross unrealized appreciation	$4,572,839
Gross unrealized depreciation	(349,550)
Net unrealized appreciation	$4,223,289

Eaton Vance Municipal Income Trusts as of November 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

Pennsylvania Trust
Aggregate Cost	$57,870,866
Gross unrealized appreciation	$4,170,602
Gross unrealized depreciation	(466,093)
Net unrealized appreciation	$3,704,509

7  Shares of Beneficial Interest

Each Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional $0.01 par value common shares. Transactions in common shares were as follows:

	California Trust
	Year Ended November 30,
	2005	2004
Shares issued pursuant to the Trust's dividend reinvestment plan	—	4,201
Net increase	—	4,201
	Florida Trust
	Year Ended November 30,
	2005	2004
Shares issued pursuant to the Trust's dividend reinvestment plan	7,185	6,514
Net increase	7,185	6,514
	Massachusetts Trust
	Year Ended November 30,
	2005	2004
Shares issued pursuant to the Trust's dividend reinvestment plan	16,386	26,699
Net increase	16,386	26,699
	Michigan Trust
	Year Ended November 30,
	2005	2004
Shares issued pursuant to the Trust's dividend reinvestment plan	5,779	13,221
Net increase	5,779	13,221

	New Jersey Trust
	Year Ended November 30,
	2005	2004
Shares issued pursuant to the Trust's dividend reinvestment plan	7,346	37,840
Net increase	7,346	37,840
	New York Trust
	Year Ended November 30,
	2005	2004
Shares issued pursuant to the Trust's dividend reinvestment plan	15,026	—
Net increase	15,026	—
	Ohio Trust
	Year Ended November 30,
	2005	2004
Shares issued pursuant to the Trust's dividend reinvestment plan	7,120	14,182
Net increase	7,120	14,182
	Pennsylvania Trust
	Year Ended November 30,
	2005	2004
Shares issued pursuant to the Trust's dividend reinvestment plan	17,414	13,939
Net increase	17,414	13,939

8  Financial Instruments

Each Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance Municipal Income Trusts as of November 30, 2005

NOTES TO FINANCIAL STATEMENTS CONT'D

A summary of obligations under these financial instruments at November 30, 2005 is as follows:

Futures Contracts

Trust	Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
California	03/06	375 U.S. Treasury Bond	Short	$(42,197,625)	$(42,011,719)	$185,906
Florida	03/06	220 U.S. Treasury Bond	Short	$(24,755,940)	$(24,646,875)	$109,065
Massachusetts	03/06	150 U.S. Treasury Bond	Short	$(16,905,396)	$(16,804,688)	$100,708
Michigan	03/06	39 U.S. Treasury Bond	Short	$(4,387,944)	$(4,369,219)	$18,725
	03/06	12 U.S. Treasury Note	Short	$(1,309,168)	$(1,302,375)	$6,793
New Jersey	03/06	260 U.S. Treasury Bond	Short	$(29,302,686)	$(29,128,125)	$174,561
New York	03/06	194 U.S. Treasury Bond	Short	$(21,827,206)	$(21,734,062)	$93,144
Ohio	03/06	105 U.S. Treasury Bond	Short	$(11,813,694)	$(11,763,281)	$50,413
Pennsylvania	03/06	125 U.S. Treasury Bond	Short	$(14,004,351)	$(14,003,906)	$445

At November 30, 2005, each Trust had sufficient cash and/or securities to cover margin requirements on open future contracts.

9  Overdraft Advances

Pursuant to the custodian agreement between the Trusts and Investors Bank & Trust (IBT), IBT may in its discretion advance funds to the Trusts to make properly authorized payments. When such payments result in an overdraft by the Trusts, the Trusts are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Trust's assets to the extent of any overdraft. At November 30, 2005, Florida Trust, Massachusetts Trust and New Jersey Trust had payments due to IBT pursuant to the foregoing arrangement of $525,201, $115,192, and $797,768 respectively.

Eaton Vance Municipal Income Trusts as of November 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipal Income Trusts and Shareholders of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust ( collectively, the "Trusts"), (constituting the Eaton Vance Municipal Income Trusts) as of November 30, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at November 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust as of November 30, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
January 19, 2006

Eaton Vance Municipal Income Trusts as of November 30, 2005

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Trust. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends-The Trusts designate the following percentages of dividends from net investment income as an exempt-interest dividend.

California Trust  100.000%

Florida Trust  99.995%

Massachusetts Trust  99.996%

Michigan Trust  100.000%

New Jersey Trust  99.950%

New York Trust  100.000%

Ohio Trust  100.000%

Pennsylvania Trust  100.000%

Eaton Vance Municipal Income Trusts

DIVIDEND REINVESTMENT PLAN

Each Trust offers a dividend reinvestment plan (the Plan) pursuant to which shareholders automatically have dividends and capital gains distributions reinvested in common shares (the Shares) of the same Trust unless they elect otherwise through their investment dealer. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Trust's transfer agent, PFPC Inc., or you will not be able to participate.

The Plan Agent's service fee for handling distributions will be paid by each Trust. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquires regarding the Plan can be directed to the Plan Agent, PFPC Inc., at 1-800-331-1710.

Eaton Vance Municipal Income Trusts

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

  Please print exact name on account

  Shareholder signature  Date

  Shareholder signature  Date

  Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DIVIDENDS AND DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

  Eaton Vance Municipal Income Trusts
c/o PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027
800-331-1710

Number of Employees

Each Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders

As of November 30, 2005 our records indicate that there are 61, 40, 59, 27, 74, 59, 50 and 63 registered shareholders for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively, and approximately 3,100, 2,100, 1,400, 1,200, 2,400, 2,700, 700 and 1,500 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries for California Trust, Florida Trust, Massachusetts Trust, Michigan Trust, New Jersey Trust, New York Trust, Ohio Trust and Pennsylvania Trust, respectively.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about a Trust, please write or call:

  Eaton Vance Distributors, Inc.
The Eaton Vance Building
255 State Street
Boston, MA 02109
1-800-225-6265

American Stock Exchange symbols

California Trust	CEV

Florida Trust	FEV

Massachusetts Trust	MMV

Michigan Trust	EMI

New Jersey Trust	EVJ

New York Trust	EVY

Ohio Trust	EVO

Pennsylvania Trust	EVP

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The investment advisory agreements between each of Eaton Vance California Municipal Income Trust, Eaton Vance Florida Municipal Income Trust, Eaton Vance Massachusetts Municipal Income Trust, Eaton Vance Michigan Municipal Income Trust, Eaton Vance New Jersey Municipal Income Trust, Eaton Vance New York Municipal Income Trust, Eaton Vance Ohio Municipal Income Trust, and Eaton Vance Pennsylvania Municipal Income Trust (collectively the "Funds" or individually the "Fund"), and the investment adviser, Eaton Vance Management ("Eaton Vance"), each provide that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreements between the Funds and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreements. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of each Fund with those of comparable funds;

•  An independent report comparing the expense ratio of each Fund to those of comparable funds;

•  Information regarding Fund investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance's results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of each advisory agreement and the reasonableness and appropriateness of the particular fee paid by each Fund for the services described therein.

The Special Committee also considered the nature, extent and quality of the management services provided by the investment adviser. In so doing, the Special Committee considered the investment adviser's management capabilities with respect to the types of investments held by each Fund, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreements. Specifically, the Special Committee considered the investment adviser's 30-person municipal bond team, which includes six portfolio managers and nine credit specialists who provide services to each Fund. The Special Committee noted that the investment adviser's municipal bond team affords the investment adviser extensive in-house research capabilities in addition to the other resources available to the investment adviser. The Special Committee also took into account the time and attention to be devoted by senior management to the Funds and the other funds in the complex. The Special Committee evaluated the level of skill required to manage each Fund and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of each Fund.

In its review of comparative information with respect to each Fund's investment performance, the Special Committee concluded that each Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of the advisory fees paid by each Fund and each Fund's expense ratio, the Special Committee noted the benefits that have accrued to shareholders as a result of the financial resources committed by Eaton Vance in structuring the Funds at the time of their initial public offering and concluded that the fees paid by each Fund and each Fund's expense ratio are reasonable.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for each Fund and for all Eaton Vance funds as a group. The Special Committee also reviewed the

Eaton Vance Municipal Income Trusts

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to each Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not unreasonable. The Special Committee also considered the fact that each Fund is not continuously offered and concluded that, in light of the level of the investment adviser's profits with respect to each Fund, the implementation of breakpoints is not appropriate.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreements. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreements, including the fee structures, is in the interests of shareholders.

Eaton Vance Municipal Income Trusts

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance California Municipal Income Trust (CEV), Eaton Vance Florida Municipal Income Trust (FEV), Eaton Vance Massachusetts Municipal Income Trust (MMV), Eaton Vance Michigan Municipal Income Trust (EMI), Eaton Vance New Jersey Municipal Income Trust (EVJ), Eaton Vance New York Municipal Income Trust (EVY), Eaton Vance Ohio Municipal Income Trust (EVO), and Eaton Vance Pennsylvania Municipal Income Trust (EVP) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts' affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Trusts' principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to its position with EVM listed below.

Name and Date of Birth	Position(s) with the Trusts	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Vice President and Trustee	Until 2007. 3 years. Trustee since 1998.	Chairman, President and Chief Executive Officer of BMR, EVM and EV; Chairman and Chief Executive Officer of EVC; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 161 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trusts.	161	Director of EVC

Noninterested Trustee(s)

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Until 2007. 3 years. Trustee since 1998 and Chairman of the Board since 2005.	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunication services company) (since 2000).	161	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Until 2008. 3 years. Trustee since 2003.	President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (since 2002). Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	161	None

Ronald A. Pearlman 7/10/40	Trustee	Until 2006. 3 years. Trustee since 2003.	Professor of Law, Georgetown University Law Center (since 1999). Tax Partner Covington & Burling, Washington, DC (1991-2000).	161	None

Norton H. Reamer 9/21/35	Trustee	Until 2008. 3 years. Trustee since 1998.	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003). Formerly Chairman of the Board, United Asset Management Corporation (a holding company owning institutional investment management firms) and Chairman, President and Director, UAM Funds (mutual funds) (1980-2000).	161	None

Eaton Vance Municipal Income Trusts

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trusts	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Until 2006. 3 years. Trustee since 1998.	Professor of Law, University of California at Los Angeles School of Law (since July 2001). Formerly, Professor of Law, Georgetown University Law Center.	161	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trusts	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President and Vice President	President of CEV, FEV, EMI, EVY, EVO and EVP since 2005; Vice President of MMV and EVJ since 2004(2)	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	President and Vice President	President of MMV and EVJ since 2005; Vice President of CEV, FEV, EMI, EVY, EVO and EVP since 1998(2)	Vice President of EVM and BMR. Officer of 85 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President of EMI and EVO	Vice President of EMI since 2000 and EVO since 2005	Vice President of EVM and BMR. Officer of 70 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President of EVY	Since 2005	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President of EVP	Since 2005	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1998	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 161 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 161 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Clemson served as Vice President of CEV and FEV since 1998, EMI, EVY and EVO since 2004 and EVP since 2000, Mr. MacIntosh served as Vice President of MMV and EVI since 1998 and Ms. Campbell served as Assistant Treasurer of the Trusts since 1998.

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Investment Adviser and Administrator of Eaton Vance Municipal Income Trusts
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent and Dividend Disbursing Agent
PFPC Inc.

P.O. Box 43027
Providence, RI 02940-3027
(800) 331-1710

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkley Street

Boston, MA 02116-5022

Eaton Vance Municipal Income Trusts
The Eaton Vance Building
255 State Street
Boston, MA 02109

147-1/06  CE-MUNISRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended November 30, 2004 and November 30, 2005 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	11/30/2004	11/30/2005

Audit Fees	$22,540	$24,215

Audit-Related Fees(1)	$3,600	$3,640

Tax Fees(2)	$6,100	$6,405

All Other Fees(3)	$0	$0

Total	$32,240	$34,260

(1)                                  Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.

(2)                                  Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters

(3)                                  All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

 (e)(1)                 The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-

Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended November 30, 2004 and November 30, 2005; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods, respectively.

Fiscal Years Ended	11/30/2004	11/30/2005

Registrant	$9,700	$10,045

Eaton Vance(1)	$334,713	$179,500

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended.  Norton H. Reamer (Chair), Samuel L. Hayes, III, William H. Park, Lynn A. Stout and Ralph E. Verni are the members of the registrant’s audit committee.

Item 6.  Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below.  The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year.  In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy.  The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders.  The investment adviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders.  On all other matters, the investment adviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies’ guidelines when it believes the situation warrants such a deviation.  The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses.  The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote.

In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients.  The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser identified in the Policies. Such members of senior management will determine if a conflict exists.  If a conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 8.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No such purchases this period.

Item 9.  Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains  (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

Item 10.  Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Florida Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: January 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 13, 2006

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	January 13, 2006